'33 Act File No. 33-9221
                                                       '40 Act File No. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 8 [X]


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 143 [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                610 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA 92660

         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                                    PRESIDENT
                     METLIFE INVESTORS USA INSURANCE COMPANY
                610 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA 92660
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X]     ON MAY 1, 2001, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON FEBRUARY 23, 2001.

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS


Item Number in Form N-4                      Caption in Prospectus
-----------------------                      ---------------------
1.   Cover Page                              Cover Page

2.   Definitions                             Glossary

3.   Synopsis of Highlights                  Summary of the Contract

4.   Condensed Financial Information         Condensed Financial Information;
                                             Financial Information

5.   General Description of Registrant,      Description of MetLife Investors
     Depositor, and Portfolio Companies      USA Insurance Company, The Separate
                                             Account and The Funds; Voting
                                             Rights; Servicing Agent

6.   Deductions and Expenses                 Contract Charges

7.   General Description of Variable         Descriptions of the Contracts;
     Annuity Contracts                       Accumulation Period; Annuity
                                             Benefits

8.   Annuity Period                          Annuity Benefits

9.   Death Benefit                           Death Benefits

10.  Purchases and Contract Value            Description of the Contracts;
                                             Accumulation Period; Principal
                                             Underwriter

11.  Redemptions                             Accumulation Period

12.  Taxes                                   Federal Income Tax Status

13.  Legal Proceedings                       Legal Proceedings

14.  Table of Contents of the Statement      Table of Contents of the Statement
     of Additional Information               of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page                              Cover Page

16.  Table of Contents                       Table of Contents

17.  General Information and History         The Insurance Company; The Separate
                                             Account: The Trust and The Funds

18.  Services                                Servicing Agent; Safekeeping of
                                             Securities; Independent Auditors

19.  Purchase of Securities Being Offered    Purchase of Securities Being
                                             Offered

20.  Underwriters                            Distributions of the Contracts

21.  Calculation of Performance Data         Calculation of Performance Data

22.  Annuity Payments                        Annuity Payments

23.  Financial Statements                    Financial Statements



                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

[FRONT PAGE]                                                         PROSPECTUS
                                                                    May 1, 2001



                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued through

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       by

                     METLIFE INVESTORS USA INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts issued through MetLife Investors USA (formerly Security First Life) Separate Account A by MetLife Investors USA (formerly Security First Life)Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company ("MetLife Investors USA"), or to MetLife Investors USA Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:


        FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND

               Money Market Portfolio
               Growth Portfolio


        FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II

               Asset Manager Portfolio
               Contrafund Portfolio
               Index 500 Portfolio


        MET INVESTORS SERIES TRUST

               J.P. Morgan Quality Bond Portfolio
               Lord Abbett Growth & Income Portfolio
               BlackRock U.S. Government Income Portfolio


        SCUDDER VARIABLE LIFE INVESTMENT FUND

               International Portfolio


        ALGER AMERICAN FUND

               Small Capitalization Portfolio

You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE MUTUAL FUND PROSPECTUSES.

For more information:

If you would like more information about the Contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

                     MetLife Investors USA Insurance Company
                     610 Newport Center Drive
                     Newport Beach, California  92660
                     Phone:  (800) 848-3854

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SIDE BAR: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contract and the mutual funds are:


                  -        not bank deposits or obligations;

                  -        not federally insured or guaranteed;

                  -        not endorsed by any bank or government agency; and

                  -        not guaranteed to achieve their investment objective.

                                TABLE OF CONTENTS

                                                                            PAGE
Glossary                                                                       6
Summary of the Contract                                                        9
Fee Tables and Examples                                                       14
Condensed Financial Information                                               19
Financial and Performance Information                                         21
Description of The Insurance Company, The General Account                     21
The Separate Account, The Funds and Service Providers
        The Insurance Company                                                 21
        The General Account                                                   22
        The Separate Account                                                  22
        The Funds                                                             23
        Principal Underwriter                                                 26
        Servicing Agent                                                       26
        Custodian                                                             26
Contract Charges                                                              26
        Premium Taxes                                                         27
        Sales Charges                                                         27
        Administration Fees                                                   28
        Contract Maintenance Charge                                           28
        Transaction Charges                                                   28
        Mortality and Expense Risk Charge                                     29
        Federal, State and Local Taxes                                        29
        Free Look Period                                                      29
        Deferred Compensation Plans                                           30
Description of the Contract                                                   30
        General                                                               30
        Assignment                                                            30
        Purchase Payments                                                     30
        Transfers                                                             31
        Dollar Cost Averaging                                                 32
        Reallocation Election                                                 32
        Loans                                                                 32
        Modification of the Contract                                          32
Accumulation Period                                                           33
        Crediting Accumulation Units in the Separate Account                  33
        Surrender from the Separate Account                                   33
        Account Statements                                                    34
Annuity Benefits                                                              34
        Variable Annuity Payments                                             34

        Election of Annuity Date and Form of Annuity                          35
        Frequency of Payment                                                  36
        Level Payments Varying Annually                                       37
        Annuity Unit Values                                                   37
Death Benefits                                                                38
        Death Before the Annuity Date                                         38
        Death After the Annuity Date                                          39
Federal Tax Considerations                                                    39
        General Taxation of Annuities                                         39
        Non-qualified Contract                                                40
        Qualified Contract                                                    41
        Withholding                                                           42

Voting Rights

Legal Proceedings

Additional Information
Table of Contents of Statement of Additional Information

MetLife Investors USA does not intend to offer the Contract anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contract other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE- The first day of the month or before the date on which a distribution must begin under the terms of the Plan to which the Contract is issued, but in no event later than the month in which Participant attains age 75.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interests in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity 7 Options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contract. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                             SUMMARY OF THE CONTRACT

THE CONTRACT

The Contract may be offered to:

         -        Qualified Plans such as:


                  -        Section 403(b) tax-sheltered annuities;
                  -        Section 457 deferred compensation plans;
                  -        Section 401 pension and profit sharing plans;
                  - individual retirement annuities; traditional Individual Retirement Accounts ("IRAs"); and
                  -        Roth Individual Retirement Accounts ("Roth IRAs").


[SIDE BAR:     Please see the section "Qualified Contract"
               on page ____ for more information.]

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT


PURCHASE PAYMENTS

Purchase Payments under the Contract are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Contract Value. Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Account in the Series.

You can transfer amounts allocated to the Separate Account:

                  - between any of the mutual fund investment choices, at any time and as many times as you choose

                  - to the General Account at any time before the amount has been applied to a variable annuity option

[SIDE BAR:     Please see "Transfers" on page ____ for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of ten Series, each of which invests in one of the following ten Funds:

        Funds                                     Advisers/Subadvisers
        -----                                     --------------------
        FIDELITY INVESTMENTS                      Fidelity Management &
        VARIABLE INSURANCE PRODUCT FUNDS          Research Co. ("FMR")

        Growth Portfolio                          FMR

        Money Market Portfolio                    FMR

        FIDELITY INVESTMENTS
        VARIABLE INSURANCE PRODUCT FUND II        FMR

        Asset Manager Portfolio                   FMR

        Contrafund Portfolio                      FMR

        Index 500 Portfolio                       FMR

        MET INVESTORS SERIES TRUST                Met Investors Advisory Corp.
                                                  ("Met Advisory")

        J.P. Morgan Quality Bond Portfolio        Met Advisory;
                                                  J.P. Morgan Investment
                                                  Management (Subadviser)

        Lord Abbett Growth & Income Portfolio     Met Advisory;
                                                  Lord Abbett & Co.
                                                  (Subadviser)

        BlackRock U.S. Government Income          Met Advisory; BlackRock
        Portfolio                                 Financial Management, Inc.
                                                  (Subadviser)


        SCUDDER VARIABLE LIFE INVESTMENT FUND     Scudder, Stevens, & Clark,
                                                  Inc.

        International Portfolio                   Scudder, Stevens, & Clark,
                                                  Inc.


        ALGER AMERICAN FUND                       Fred Alger Management, Inc.

        Small Capitalization Portfolio            Fred Alger Management, Inc.


[SIDE BAR: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

                      Fee or expense                    Amount of fee
                      --------------                    -------------
DAILY DEDUCTIONS

      -      Administration fee (deducted from          .000274%
             your interest in the Separate              (.10% per year)
             Account)


      -      Mortality and Expense risks                .00370%
                                                        1.25% per year)

ANNUAL DEDUCTIONS

Contract Maintenance Charge of $27.50 plus $2.50 for each Series in which you invest. Until further notice, MetLife Investors USA will waive these administrative fees. This reduction is permanent for Certificates issued before the termination or reduction of the waiver (No such termination or reduction of the waiver is contemplated at this time).

 TRANSACTION CHARGES

A charge of $10 may be deducted for:

                  -        A transfer from any Series; or

                  - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender)

Side bar: Please see "Transaction Charges" on page ____ and "Transfers" on page ___ for more information.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

      -     Deducted if you request........              7% of Purchase Payment
            a full or partial withdrawal of         and amounts credited to it.
            Purchase Payments from the               This charge decreases each
            Separate Account within five                year after the Purchase
            years after the Purchase                           Payment is made.
            Payment is made.
                                       11

                      Fee or expense                    Amount of fee
                      --------------                    -------------

PREMIUM TAXES

      -     Payable to a state or government...                      0% - 2.35%
            agency with respect to your Contract.             (3.50% in Nevada)
            It may be deducted on or after the date
            the tax is incurred.  Currently, MetLife
            Investors USA deducts these taxes upon
            annuitization.

[SIDE BAR: Please see "Charges and Deductions" on page ___ for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look Period.

[SIDE BAR: Please see "Free Look Period" on page ____ for more information.]

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

                  - it would cause your interest in any Series or the General Account to fall below $200

However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for a qualified Contract.

[SIDE BAR:  Please see "Surrender Charge" on page ___ and "Federal Tax
            Considerations" on page ___ for more information.

LOANS - 403(b) PLANS ONLY

You may be able to obtain a loan from money you have allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in the repayments.

MetLife Investors USA:

                  -        May terminate loans
                  -        Change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

                  - the total of all Purchase Payments less any partial withdrawals; or
                  -        the value of the Participant's Account at settlement.

Otherwise, if you die at age 65 or over, the death benefit will be equal to the Participant's Account.

Your Beneficiary(ies) may elect to receive the death benefit as a lump sum or an annuity.

[SIDE BAR: Please see "Death Benefits" on page ____ for more information.]


                             FEE TABLE AND EXAMPLES

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the attached Fund prospectuses for a more complete description of the various costs and expenses of the Funds.

* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. We reserve our right to deduct the premium taxes; but at present, we are absorbing these charges.

The following information assumes that the entire Contract Value is in the Separate Account:

                                   FEE TABLES

                                  YOUR EXPENSES



                                                   Calendar
                                                    Years
                                                   Between
                                                   Purchase
                                                   Payment
                                                     and
                                                   Surrender          Percentage
                                                   ---------          ----------

        (a) Contingent Deferred Sales             0                           7%
        Charge (as a percentage of amount
        surrendered)
                                                  1 but not 2                 6%
                                                  2 but not 3                 5%
                                                  3 but not 4                 4%
                                                  4 but not 5                 3%
                                                  5 or more                   0%
        (b) Transaction Charge                    Lesser of
                                                  $10 or 2%
                                                  for each
                                                  surrender
                                                  and $10
                                                  for
                                                  annuitization

        (c) Transfer Charge (currently            $10 per
        waived)                                   transfer
                                                  from any
                                                  one Series
                                                  to another
        (d) Contract Maintenance Charge           Maximum $52.50
        (currently waived)

                            SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

            Administration Fee                             .10% per year

            Mortality and Expense Risk Fees               1.25% per year

            TOTAL SEPARATE ACCOUNT ANNUAL                 1.35% per year
               EXPENSES


                                      FUND ANNUAL EXPENSES
                             (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                     (NET OF REIMBURSEMENT)
                                                     Asset
                Money Market       Growth           Manager        Contrafund      Index 500
                Portfolio         Portfolio        Portfolio       Portfolio       Portfolio
              -------------      -----------     ------------      ----------      ----------
(a)Management      .18%             .58%               .53%           .58%            .24%
   Fee
(b)Other           .09%             .07%               .09%           .07%            .04%
   Expenses
(c)Total           .27%             .65%               .62%           .65%            .28%
   Annual
   Expenses


            Lord Abbett                  BlackRock
            Growth and    J.P. Morgan    U.S. Government   Scudder         Alger Small
            Income        Quality Bond   Income            International   Capitalization
            Portfolio     Portfolio      Portfolio         Portfolio       Portfolio
            -----------   ------------   -------------   ----------------  --------------
(a)Management   .60%           .54%          .55%             .81%             .85%
   Fee
(b)Other        .16%           .09%          .16%             .15%             .05%
   Expenses
(c)Total        .66%           .59%          .71%             .96%             .90%
   Annual
   Expenses


EXAMPLES

                          CONDITIONS                             TIME  PERIODS
SEPARATE           You would pay the following        1 Year   3 Years  5 Years  10 Years
ACCOUNT            expenses on a $1,000 investment
SERIES             assuming 5% annual return on
                   assets:
------------------------------------------------------------------------------------------
Fidelity
Money Market       (a) upon surrender at the end      (a)  $92     113      134       211
Portfolio              of the stated time period

                   (b) if the Contract WAS NOT        (b)   17      54       92       201
                       surrendered

                   (c) if you annuitize at the        (c)   27      64      102       211
                       end of the applicable period


Fidelity                                              (a)   95     122      149       243
Growth                                                (b)   20      63      108       233
Portfolio                                             (c)   30      73      118       243


Fidelity                                              (a)   95     121      147       239
Asset Manager                                         (b)   20      62      106       229
Portfolio                                             (c)   30      72      116       239


Fidelity                                              (a)   95     122      150       244
Contrafund                                            (b)   20      63      108       234
Portfolio                                             (c)   30      73      118       244

Fidelity                                              (a)   92     113      133       209
Index 500                                             (b)   17      53      91       199
Portfolio                                             (c)   27      63      101       209


J.P. Morgan                                           (a)   95     120      147       237
Quality Bond                                          (b)   20      61      105       227
Portfolio                                             (c)   30      71      115       237

Lord Abbett                                           (a)   95     122      149       243
Growth & Income                                       (b)   20      63      108       233
Portfolio                                             (c)   30      73      118       243

BlackRock U.S.                                        (a)   96     124      152       249
Government Income                                     (b)   21      65      111       239
Portfolio                                             (c)   31      75      121       249

Scudder                                               (a)   98     131      164       275
International                                         (b)   23      72      124       265
Portfolio                                             (c)   33      82      134       275

Alger Samll                                           (a)   98     129      161       268
Capitalization                                        (b)   23      70      120       258
Portfolio                                             (c)   33      80      130       268


                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____.

On January 26, 2001, shareholders of each of the series of Security First Trust approved an Agreement and Plan of Reorganization pursuant to which the series of Security First Trust will be reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. ("Met Advisory") is the investment adviser of Met Investors Series Trust. Effective as of February 12, if you were invested in a portfolio of Security First Trust, you are now invested in a portfolio of Met Investors Series Trust.

Met Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios of the Trust will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio,.65% for the Lord Abbett Growth and Income Portfolio,
 and .71% for the BlackRock U.S. Government Income
Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Met Advisory may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001, are estimated to be: 0.73% for the J.P. Morgan Quality Bond Portfolio, 0.65% for the Lord Abbett Growth and Income Portfolio, and 1.02% for the BlackRock U. S. Government
Income Portfolio.

2. MetLife Investors USA has determined to voluntarily waive its administration fee to .10% per year. Absent this waiver, the fee would have been .15% per year. This may be terminated at any time, but any change in this waiver will not affect Certificates issued prior to the change.

3. FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's total expenses would have been 0.33%.

For the Fidelity VIP Growth Portfolio, Overseas Portfolio, and Contrafund Portfolio, actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

For the Fidelity VIP Money Market Portfolio, the annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

4. The examples assume that there were no transactions that would result in the imposition of a Transaction Charge (other than in connection with the assumed redemption or annuitization at the end of the periods shown). Contract Maintenance Charges, which vary from $30 to $52.50 annually depending on how many Series the Participant has invested in, are not reflected in the examples because they are currently waived. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon annuitization. Until further notice, MetLife Investors USA absorbs these charges.

5. The examples reflect the fact that a purchase payment withdrawn at the end of a 1 year period will necessarily be withdrawn in the calendar year following the calendar year of the purchase payment and thus will incur a surrender charge of 6% rather than the maximum of 7%. Similarly, the data for the 3-year periods reflect a surrender charge of 4%.

6. THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN

                         CONDENSED FINANCIAL INFORMATION


         The following table sets forth condensed financial information on accumulation units with respect to Contracts issued under this prospectus through the Separate Account. This information is derived from the financial statements of the Separate Account. The financial statements for the year ended December 31, 1999 and 2000, have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.

                                                               Period Ended    Period Ended    Twelve Months    Twelve Months
                                                               December 31,    December 31,        Ended            Ended
                  Separate Account Series*                        1997              1998         12/31/99         12/31/2000
                  ------------------------                     ------------    ------------    ------------     ------------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $(10/31/96)...................................             8.37            8.99            9.54             9.17
  End. AUV $.............................................             8.99            9.54            9.17             9.89
  End. No. Qualified AUs.................................          203,246         236,557         221,674          194,823
Series G. (Lord Abbett Growth and Income Portfolio)
  Beg. AUV $(10/31/96)...................................            14.50           18.20           19.78            21.24
  End. AUV $.............................................            18.20           19.78           21.24            23.05
  End. No. Qualified AUs.................................        2,478,195       2,599,757       2,528,911        2,370,012
Series FA (Asset Manager Portfolio)
  Beg. AUV $(10/31/96)...................................             6.74            8.03            9.11             9.99
  End. AUV $.............................................             8.03            9.11            9.99             9.47
  End. No. Qualified AUs.................................        4,534,949       4,752,720       4,747,837        4,584,439
Series FG (Growth Portfolio)
  Beg. AUV $(10/31/96)...................................             8.05            9.81           13.50            18.31
  End. AUV $.............................................             9.81           13.50           18.31            16.08
  End. No. Qualified AUs.................................        3,235,074       3,568,314       3,894,653        4,081,062
Series FI (Index 500 Portfolio)
  Beg. AUV $(10/31/96)...................................             8.57           11.23           14.22            16.91
  End. AUV $.............................................            11.23           14.22           16.91            15.13
  End. No. Qualified AUs.................................        1,024,220       1,402,594       1,668,783        1,864,452
Series FM (Money Market Portfolio)
  Beg. AUV $(10/31/96)...................................             5.63            5.86            6.10             6.33
  End. AUV $.............................................             5.86            6.10            6.33             6.64
  End. No. Qualified AUs.................................          129,786         240,836         366,096          268,458
  Yield..................................................             4.19%           3.74%           5.04%            5.06%
Series FC (Contrafund Portfolio)
  Beg. AUV $(01/01/97)...................................             7.54            9.24           11.85            14.53
  End. AUV $.............................................             9.24           11.85           14.53            13.39
  End No. Qualified AUs..................................          223,078         457,776         675,747          861,364

                                       19

Series SI (International Portfolio)
  Beg. AUV $(01/01/97)...................................             6.62            7.13            8.33            12.71
  End AUV $..............................................             7.13            8.33           12.71             9.81
  End No. Qualified AUs..................................           45,507          72,670         103,705          188,401
Series SU (BlackRock U.S. Government Income Portfolio )
  Beg. AUV $(01/01/97)...................................             5.56            5.87            6.23             5.98
  End. AUV $.............................................             5.87            6.23            5.98             6.68
  End No. Qualified AUs..................................            4,830          12,973          21,653           35,062
Series AS (Small Capitalization Portfolio)
  Beg. AUV $(01/01/97)...................................             6.73            7.40            8.44            11.95
  End. AUV $.............................................             7.40            8.44           11.95             8.58
  End No. Qualified AUs..................................           64,374         116,999         153,503          231,214

                      FINANCIAL AND PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

From time to time, MetLife Investors USA may advertise the performance of a Series. This performance information may include:

                  - the yield and effective yield of Series invested in the Money Market Portfolio of the Separate Account

                  - average annual total returns for the other Series of the Separate Account.

Yield is the net income generated by an investment in the Money Market Portfolio for a specific seven-day period, expressed as a percentage of the value of the Series' Accumulation Units. Yield is an annualized figure, which means that MetLife Investors USA assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis. Because of the assumed compounding, the Money Market Series' effective yield will be slightly higher than its yield. The computation of yield reflects all recurring changes under the Contract to all Participants' Account, including the mortality and expense risk charge and the administrative expense charge. Yield does not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce your performance experience.

Annual return measures the net income of a Series and any realized or unrealized gains or losses of the underlying investments in the Series, over the period stated. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five and ten year periods (or from a Series' inception if the Series has been in existence for less than ten years).

The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Participants' Accounts, including the following:

                  -        the mortality and expense risk charge,
                  -        the administrative expense charge, and
                  - the applicable early surrender charge that may be charged at the end of the period in question.

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE
SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company changed its name from Security First Life Insurance Company as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, we will continue to use the name of Security First Life Insurance Company until our new name is approved. In addition, concurrent with the change of our name, the name of the Separate Account also changed to MetLife Investors USA Separate Account A.

MetLife Investors USA is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 610 Newport Center Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia.

MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $302.3 billion worth of assets under management as of December 31, 2000, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of the actual Contract for more information.


THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contract and some other variable annuity contract that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contract issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contract even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Ten of these Series are available under the Contract as investment choices.

Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

=======================================================================================================
FUND                                  INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/
SUBADVISER
=======================================================================================================
Money Market Portfolio                The Fund seeks to obtain as high a        FMR
                                      level of current income as is
                                      consistent with preserving capital
                                      and providing liquidity. The
                                      Portfolio will invest only in high
                                      quality U.S. dollar denominated
                                      money market securities of domestic
                                      and foreign issuers.
------------------------------------- ----------------------------------------- ---------------------------
Growth Portfolio                      Seeks to achieve capital                  FMR
                                      appreciation normally through the
                                      purchase of common stocks (although
                                      the portfolio's investments are not
                                      restricted to any one type of
                                      security). Capital appreciation may
                                      also be found in other types of
                                      securities, including bonds and
                                      preferred stocks.
------------------------------------- ----------------------------------------- ---------------------------
Asset Manager Portfolio               The Fund seeks high total return          FMR
                                      with reduced risk over the long-term
                                      by allocating its assets among
                                      stocks, bonds, and short-term, fixed
                                      income instruments.
------------------------------------- ----------------------------------------- ---------------------------
Contrafund Portfolio                  The Fund seeks capital appreciation       FMR
                                      by investing in companies that the
                                      investment adviser believes to be
                                      undervalued due to an overly
                                      pessimistic appraisal by the public.
------------------------------------- ----------------------------------------- ---------------------------
Index 500 Portfolio                   The Fund seeks investment results         FMR
                                      that correspond to the total return
                                      (i.e., the combination of capital
                                      changes and income) of common stocks
                                      publicly traded in the United
                                      States, as represented by the
                                      Standard & Poor's 500 Composite
                                      Stock Price Index while keeping
                                      transaction costs and other expenses
                                      low.
------------------------------------- ----------------------------------------- ---------------------------
                                       23

------------------------------------- ----------------------------------------- ---------------------------
J.P. Morgan Quality Bond              To provide a high total return consistent  Met Advisory; J.P. Morgan
Portfolio                             with moderate risk of capital and          Investment Management, Inc.
                                      maintenance of liquidity                   (Subadviser)
------------------------------------- ----------------------------------------- ---------------------------
Lord Abbett Growth and Income         The Portfolio seeks to achieve long term   Met Advisory;
Portfolio                             growth of capital and income without       Lord Abbett & Co.
                                      excessive fluctuation in market value      (Subadviser)
------------------------------------- ----------------------------------------- ---------------------------
BlackRock U. S. Government            The Portfolio seeks to provide current     Met Advisory;
Income Portfolio                      income. The Portfolio pursues the          BlackRock Advisors LLC
                                      objective by investing in a professionally (Subadviser)
                                      managed diversified portfolio limited
                                      primarily to U.S. government securities.
------------------------------------- ----------------------------------------- ---------------------------
Scudder International                 The Fund seeks long-term growth primarily  Scudder Stevens & Clark
Portfolio                             through diversified holdings of marketable
                                      foreign equity investments. The Portfolio
                                      invests in companies, wherever organized,
                                      which do business primarily outside the
                                      United States. The Portfolio intends to
                                      diversify investments among several
                                      countries and to have represented in its
                                      holdings business activities not less than
                                      3 different countries. The Portfolio does
                                      not intend to concentrate investments in
                                      any particular industry.
------------------------------------- ----------------------------------------- ---------------------------
Alger Small                           The Fund seeks long-term capital           Fred Alger Management, Inc.
Capitalization Portfolio              appreciation by investing in a
                                      diversified, actively managed portfolio of
                                      equity securities, primarily of companies
                                      within the range of companies included in
                                      the Russell 2000 Growth Index. Income is a
                                      consideration in the investments but is
                                      not an investment objective of the
                                      Portfolio

Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contract.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to the Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Certificate holders.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

                           SUBSTITUTION OF FUND SHARES

MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contract to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contract. However, no substitution is allowed unless a majority of the persons entitled to vote (those who have invested in the Series) and the SEC approve the substitution.

[SIDE BAR:     The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are distributed with this Prospectus. The Statements of Additional
               Information are available upon your request.]

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company, 610 Newport Center Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

SERVICING AGENT

MLIG provides MetLife Investors USA with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

                                CONTRACT CHARGES

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contract.


        SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

         - the ability for you to make withdrawals and surrenders under the Contract;
         -        the death benefit paid at your death,
         - the available funding options and related programs (including dollar-cost averaging programs);
         - administration of the annuity options available under the Contract; and
         -        the distribution of various reports.

        COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

         - losses associated with various overhead and other expenses from providing the services and benefits under the Contract;
         -        sales and marketing expenses; and
         -        other costs of doing business.

        RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

         -        risks that Annuitants may live longer than estimated when the annuity factors under the Contract were established;
         -        that the amount of the death benefit will be greater than the
                  Participant's Account; and
         - that the costs of providing the services and benefits under the Contract will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM TAXES

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contract permit MetLife Investors USA to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).


SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed upon a partial or full surrender of your Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. In the first surrender of each year, you can withdraw up to 10% of your interest in the General Account and the Separate Account free of surrender charges. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) plans may be restricted by the Code.

The following schedule shows the surrender charges that apply during the five years following each Purchase Payment:

-       7% in 1st Certificate Year
-       6% in 2nd Certificate Year
-       5% in 3rd Certificate Year
-       4% in 4th Certificate Year
-       3% in 5th Certificate Year
-       0% after the 5th Certificate Year

plus any transaction fee

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                      the surrender amount
            ------------------------------------------------------
        1 - the percentage surrender charge expressed as a decimal

Accumulation Units are canceled on a first-in, first-out basis. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

Surrender charges will be eliminated when contracts are offered to officers, directors, or full time employees of MetLife Investors USA.

        EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

         -        on transfers made within the Contract

         - on withdrawals of Purchase payments you made over five years ago

         - If you withdraw no more than 10% of your interest in the General and Separate Accounts

         - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement

         - When you are an officer, director or full time employee of MetLife Investors USA or its affiliates. In this case, the purchase of the Contract is for investment personal purposes only


ADMINISTRATION FEES

An administration fee of .10% (.000274% deducted daily from the assets of the Separate Account) is deducted from your Account on a yearly basis. The fee is prorated between Series in your Participant's Account based on their values on the date of the deduction.

Contract administration expenses include:

         -        the cost of policy issuance
         -        rent
         -        stationery and postage
         -        telephone and travel expenses
         -        salaries
         -        legal, administrative, actuarial and accounting fees
         -        periodic reports
         -        office equipment, and custodial expenses

CONTRACT MAINTENANCE CHARGE

MetLife Investors USA may deduct a contract maintenance charge each year. This fee will not exceed $27.50 plus $2.50 for each Series in which you have Accumulation Units in your Participant's Account. The fee will be prorated between Series on the basis of their respective values on the date of the deduction. Until further notice, MetLife Investors USA will waive this fee. This waiver is permanent for Certificates issued prior to the termination or change in this waiver.

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (See "Transfers" page ____) and upon annuitizaton of all or a portion of your Account (see "Annuity Benefits" page _____). When you make a full or partial surrender, a transaction charge will be deducted from your Account in an amount equal to the lesser of:

         -        $10 OR
         -        2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. As of March 8, 1993, transaction charges for transfers from one series of the Separate Account to another series of the Separate Account will be waived.

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contract.

MetLife Investors USA may voluntarily waive a portion of the mortality and administration expense risk charges. Any waiver of these expenses may be terminated at any time.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contract. However, no deductions are being made at the present time.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus which follows this Prospectus.]


FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your Certificate, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

         -        death,
         -        disability,
         -        retirement,
         -        termination of employment,
         -        financial hardship, or
         -        transfer to another investment provider.


                           DESCRIPTION OF THE CONTRACT

GENERAL

The Contracts (known as Form 230) are group contracts designed to provide annuity benefits to employees of the following:

         -        Public School Systems
         -        Churches
         - Certain tax-exempt organizations under Section 403(b) of the Code
         - Employees covered under various types of Section 457 deferred compensation Plans
         - Retirement plans held by trusts which qualify under Section 401 of the Code

These group contracts are also designed for individuals as individual retirement accounts under Section 408 of the Code (see "Federal Income Tax Status" page ___).

The Contract are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. Please note that no Certificates are issued to Participants under deferred compensation or qualified corporate retirement Plans.

The group Contract may be restricted by the Plan as to your exercise of certain rights provided in the Contract. You should refer to the Plan for information concerning these restrictions.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240. Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

TRANSFERS

         ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of more than 20% of your interest in the General Account in any one year. Amounts transferred from the General Account will be based upon accumulated payment value and a proportional reduction will be made in the annuity value of your interest in the General Account.

Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after 4:00 p.m. Eastern time on a valuation day, your transfer instructions will be carried out at the value next calculated.

         ANNUITY UNITS

You may transfer Annuity Units among the Series at any time. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

         MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under the dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run.

You may participate in this program at no charge if your Participant's Account is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund will be periodically transferred to another Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)


LOANS (403(b) PLANS ONLY)

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the part of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.


The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the plan and will be determined by the plan administrator or other designated plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations" page ___).

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACT

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contract, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:


         -        death benefits
         -        deductions from Purchase Payments
         -        deductions from Participant's Accounts for transaction charges
         - deductions from the Separate Account for actuarial risk and administration expense risk fees
         -        guaranteed rates with respect to fixed benefits

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

         - with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

         - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

         - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

                     MetLife Investors USA Insurance Company
                     610 Newport Center Drive
                     Newport Beach, CA  92660
                     Phone: (800) 848-3854



                               ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

         SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[SIDE BAR: The NET INVESTMENT FACTOR is an index of the percentage change
           (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

SURRENDER FROM THE SEPARATE ACCOUNT

To the extent permitted by the Plan and applicable provisions of the Code, you may surrender all or a portion of your Certificate at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.

The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $200.

However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

         PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

         - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

         -        The SEC permits the suspension of withdrawals.

         - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

         -        all transactions for the period being reported;

         - the number of Accumulation Units that are credited to your Participant's Account in each Series;

         -        the current Accumulation Unit value for each Series; and

         - your Participant's Account as of the end of the reporting period.


MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series is applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.


         ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

        ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

         -        the month in which you attain age 75, or

         - the date you are required to take a distribution under the terms of the Plan to which the Contract is issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contract may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

        FORM OF ANNUITY

[SIDE BAR:  There are two people who are involved in payments under your
            Annuity:

         -        you and
         -        your Beneficiary

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE  ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

Annuity payments are made monthly during your lifetime and the lifetime of another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

         -        the mortality table specified in the Contract
         -        the age and where permitted the sex of the Annuitant
         -        the type of Annuity payment option selected, and
         -        the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

         -        the number of years in the payment period, and
         -        the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.


FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.


ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

         - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

         - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

         - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

         - Finally, the previous Annuity Unit Value is multiplied by this result.

                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

         - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

         -        your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

                  1) A lump sum that must be made within five (5) years of your death.

                  Or

                  2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

                           - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

                           - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

                           - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

         -        Your Beneficiary(ies) and you die at the same time.

         - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If you die on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

         - have all the remaining rights and powers under a Certificate, and

         -        be subject to all the terms and conditions of the Certificate.

If none of your Beneficiaries survive your death, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to your estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.


                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

[SIDE BAR: A QUALIFIED CONTRACT is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans").

     For purposes of this Prospectus, qualified plans include:


     - SECTION 401 PLANS (pension and profit-sharing plans, including plans for the self-employed);

     - SECTION 403(b) PLANS (tax-deferred annuities);

     - SECTION 457 PLANS (deferred compensation plans);

     - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES ("IRAs"); and

     - ROTH IRAs.

A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.]

[SIDE BAR: Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]


NON-QUALIFIED CONTRACTS

If you are the owner of a Non-qualified Contract, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments (for example, there is no deduction available for Purchase Payments), but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (that is, a distribution made prior to Annuitization) or as Annuity payments.

Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law. A lump sum taken in lieu of remaining Annuity payments will be treated as a withdrawal for tax purposes.

If a Non-qualified Contract is owned by someone other than an individual (for example, by a corporation), the Contract will generally not be treated as an annuity for tax purposes. For these entities, any increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in the Owner's annual income.

       WITHDRAWALS

If you make a partial withdrawal, for tax purposes, the amount withdrawn will generally be treated as first coming from earnings and then from your Purchase Payments. These withdrawn earnings are includible in your gross income and are taxed at ordinary income rates.

[SIDE BAR: Earnings are the income that your Contract generates.

There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income.]

       ANNUITY DISTRIBUTIONS

When you receive an Annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity payment (that is, any earnings) is included in your gross income and will be considered ordinary income for tax purposes.

How the Annuity payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includible in income.


       EARLY SURRENDER PENALTY

The Code also provides that income distributed as an Annuity or lump sum withdrawal from a Non-qualified Contract may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

         -        paid on or after the date you reach age 59-1/2;

         -        paid to your Beneficiary(ies) after you die;

         - paid if you become totally disabled (as that term is defined in the Code);

         - paid in a series of substantially equal payments made annually (or more frequently) under a life or joint life expectancy Annuity;

         -        paid under an immediate Annuity; and

         - which come from Purchase Payments made prior to August 14, 1982.

(Other exceptions to the penalty may be available, and if you are not yet age 59-1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or life expectancy Annuity prior to age 59-1/2 and then change the method of distribution before you reach the age of 59-1/2. You will be assessed the penalty even after age 59-1/2 if payments have not continued for five years.

If you are issued multiple annuity contracts within a calendar year by one company or its affiliates, the tax law may treat these contracts as one annuity contract for purposes of determining your tax on any distribution. This treatment may result in adverse tax consequences for you.

[Side Bar: The dollars in a qualified plan are tax deferred. Annuities purchased for use with a qualified plan provide no additional tax deferral.]


QUALIFIED CONTRACTS

The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.


     MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70-1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum distribution incidental benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.


If you are the owner of a Roth IRA, distributions are not required during your lifetime.

     EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59-1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

[As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                                                    Type of Plan
     --------------------------------------------------------------------------
                                                  401            403(b)     IRA
     --------------------------------------------------------------------------
     After you die                                  x              x         x
     (paid to your Beneficiary(ies)
     --------------------------------------------------------------------------
     After you become totally disabled (as          x              x         x
     defined in the Code)
     --------------------------------------------------------------------------
     If you separate from service after you         x              x
     reach age 55
     --------------------------------------------------------------------------
     In a series of substantially equal             x              x         x
     payments made annually (or more              (after          (after
     frequently) under a life or joint life       separation      separation
     expectancy Annuity                           from service)   from service)
     --------------------------------------------------------------------------
     Pursuant to a domestic relations order         x              x
     --------------------------------------------------------------------------

Under Section 457 plans, you may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.


     ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:

          Distribution from:            May be Rolled into:
          ------------------            -------------------

-----------------------------------------------------------------
Section 457 plan               another 457 plan
-----------------------------------------------------------------
o Section 401 plan             another Section 401 plan;
                               or
                               an IRA
-----------------------------------------------------------------
o Section 403(b) plan          another Section 403(b) plan;
                               or
                               an IRA
-----------------------------------------------------------------
o IRA                          another IRA;
                               a Roth IRA (under certain
                                 conditions); or
                               a Section 401 or 403(b) plan
                               if the IRA contains only
                                 permissible rollover amounts
-----------------------------------------------------------------


     DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

     MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

         o paid over your life or the joint life expectancy of you and your Beneficiary(ies);

         o        paid over a period of 10 years or more;

         o        necessary to satisfy the minimum distribution requirements; or

         o certain Hardship Distributions from Section 401 and Section 403(b) plans.


The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

       OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

       TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

                                  VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account or the Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.


                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.


                             ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2001, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contract offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contract. Any statements in this Prospectus about the contents of the Contract and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Insurance Company                                                        3

The Separate Account                                                         3

Net Investment Factor                                                        3

Annuity Payments                                                             3

Additional Federal Income Tax Information                                    6

Underwriters, Distribution of the Contracts                                  7

Calculation of Performance Data                                              7

Voting Rights                                                                9

Safekeeping of Securities                                                    9

Servicing Agent                                                              9

Independent Auditors                                                        10

Legal Matters                                                               10

State Regulation of MetLife Investors USA                                   10

Financial Statements                                                        10

                                                        '33 Act File No. 33-9221


                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

           -----------------------------------------------------------

                        GROUP FLEXIBLE PAYMENT FIXED AND
                           VARIABLE ANNUITY CONTRACTS

           -----------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                   MAY 1, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, may be obtained without charge by writing to MetLife Investors USA Insurance Company, 610 Newport Center Drive, Newport Beach, California 92660 or by telephoning (800) 848-3854.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Insurance Company                                                        3

The Separate Account                                                         3

Net Investment Factor                                                        3

Annuity Payments                                                             3

Additional Federal Income Tax Information                                    6

Underwriters, Distribution of the Contracts                                  7

Calculation of Performance Data                                              7

Voting Rights                                                                9

Safekeeping of Securities                                                    9

Servicing Agent                                                              9

Independent Auditors                                                        10

Legal Matters                                                               10

State Regulation of MetLife Investors USA                                   10

Financial Statements                                                        10

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors Separate Account A, (formerly Security First Life Separate Account A) ("Separate Account") presently funds the contracts described in the prospectuses and group variable annuity contracts on Forms 8010, SF 1700, SF 226R1, SF224FL, SF 230, SF 234, SF 236FL and individual annuity contracts on Form SF 137, Form SF 135R2C and Form SF 135PB2. These individual and group variable annuity contracts are described in other prospectuses. The combination fixed and variable contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described individual and group variable annuity contacts.

Amounts transferred to the Separate Account under the Contracts are invested in the securities of eleven Funds: (i) the Money Market Portfolio, the Growth Portfolio and the Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the J.P. Morgan Quality Bond Portfolio and Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; (v) the Small Capitalization Portfolio of The Alger American Fund; and (vi) the T. Rowe Price Growth Stock Fund [available only for plans that qualify under Sections 401 and 457 of the Internal Revenue Code of 1986 ("the Code")]. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eleven of which are offered under the Contract: Series FM (Money Market Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series B (J.P. Morgan Quality Bond Portfolio), Series G (Lord Abbett Growth and Income Portfolio), Series SI (International Portfolio), Series AS (Small Capitalization Portfolio), and Series T (T. Rowe Price Growth Stock Fund).

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Funds and the deduction of the mortality and expense risk fees and the administration fees) in the net asset value of the Fund in which a particular Series is invested, since the preceding Business Day. The Separate Account net investment factor for each series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Fund at the close of the business on such day, plus the per share amount of any distributions made by such fund on such day by (ii) the net asset value of fund share determined as of the close of business on the preceding Business Day and then subtracting from this result the mortality and expense risk fees and the administration fees factor of .003699% for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

The primary theory of a variable annuity having underlying assets chiefly invested in a portfolio of common stocks is to provide Annuitants with Annuity payments which will tend to remain level during a period when the economy is relatively stable and to provide increased Annuity payments during periods of economic growth and inflation. It is believed that the value of such Separate Account investment will, over the long term, tend to reflect changes in the general economic price level. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during the periods of economic growth and inflation. However, there is no exact correlation between the two. In some periods, the value of a common stock portfolio has declined while the cost of living has increased.

The primary theory of a variable annuity having underlying assets chiefly invested in fixed-income securities is to provide Annuitants with annuity payments which will be higher in amount than those provided by conventional Fixed Annuities. It should be recognized, however, that a portfolio consisting of non-convertible fixed-income securities and which is designed to obtain a high level of current yield involves market risks that are not found in a fixed annuity and that differ from those found in a variable annuity invested primarily in common and preferred stocks. Certain securities (high yield bonds) in the portfolio will be very sensitive to adverse economic changes and corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thin market. In addition, periods of economic uncertainty and change may result in increased volatility of both the market prices of high yield bonds and the fund's net asset value.

The market value of non-convertible fixed-income securities usually reflects yields then generally available in securities of similar quality and type. Based upon historical analysis, when interest rates decline, the market value of a portfolio already invested at higher interest rates may be expected to rise if such securities are not subject to call at the option of the issuer. Conversely, when such interest rates increase, the market value of a portfolio already invested at lower interest rates may be expected to decline. The Asset Manager Portfolio, J.P. Morgan Quality Bond Portfolio and Lord Abbett Growth and Income Portfolio may, pursuant to the investment policies, invest a significant portion of their assets in long-term fixed-income securities. Because of this, Participants who select one of these series as the basis for Annuity Payments should recognize that Annuity Payments may decrease during periods when interest rates and general prices are rising.

Participants should carefully consider which of the underlying series is best suited to their long-term needs.

Basis of Variable Annuity Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT

BEFORE 1945                            ACTUAL AGE

1946- 1965                             AGE MINUS 1 YEAR

1966 - 1985                            AGE MINUS 2 YEARS

1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly Annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity payments no later than seven days after the last day of the Valuation Period upon which they are based and the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The Separate Account annuity unit values for each Series was originally established at $5 per unit. The value of an annuity unit for each Series for any subsequent valuation period is determined by multiplying the value of an annuity unit at the end of the preceding valuation period by the "Annuity Change Factor" for the current valuation period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding valuation period. The Annuity Change Factor for any valuation period is determined by dividing the value of an accumulation unit at the end of the valuation period by the value of an accumulation unit at the end of the immediately preceding valuation period and multiplying the result by a neutralization factor.

Variable annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an assumed investment return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. The Interest

Neutralization Factor is determined by dividing 1 by the effective weekly equivalent of the assumed investment return previously selected by the annuitant. For example, the Interest Neutralization Factor for an assumed investment return of 4.25% is calculated as follows:

                                               (1/52)
Interest Neutralization Factor: 1/[(1 + 0.0425)      ] = 0.9991999

ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity payments, lump sum distributions or partial surrenders). However, except as noted below, Participants are allowed in some cases to make an election not to have federal income tax withheld. After such election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat rate 10% rate. In the case of a plan qualified under Sections 401(a) or 403(b) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the Participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA will be required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This new withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distributions required by the minimum distributions requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the new 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

Obtaining Tax Advice

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and variable annuity contracts in the state where the sale is made.

In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors USA, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. No direct underwriting commissions are paid to MetLife Investors USA, Inc.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.10%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of a seven-day base period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio over the same period was 5.25%. This was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                        (365/7)
              EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)        - 1.

b. Other Series. The average annual returns of the other Series of the Separate Account are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:

     P      = a hypothetical initial payment of $1,000
     T      = average annual total return
     n      = number of years in the period
     ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period (or fractional portion thereof)

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

For periods occurring prior to commencement of operations of a Series of the Separate Account, the performance computed will be derived from that of the corresponding underlying Fund, adjusted for all Contract charges applicable to the Separate Account. The inception date, if applicable, will be that of the underlying Fund in such cases. Advertisements will always include total return data for one, five and ten year periods (or since inception) but may include other periods as well.

On the foregoing basis, the derived total return data for the Series other than the Money Market Portfolio for periods ending December 31, 2000, are as follows:

                                            Average Annual Total Returns

                                                                                            Inception
                                  1 Year       3 Years       5 Years       10 Years         to Date
                                  -------      -------       -------       --------        ----------
Growth Portfolio                  -12.19%       17.92%        17.72%          N/A             16.55%
                                                                                           (06/01/93)

Asset Manager Portfolio           -5.22%         5.66%         9.69%          N/A              8.73%
                                                                                           (06/01/93)

Index 500 Portfolio              -10.53%        10.45%        16.42%          N/A             16.1%
                                                                                           (07/01/93)

Contrafund Portfolio              -7.86%        13.16%        16.30%          N/A            18.84%
                                                                                           (03/31/95)

 Small Capitalization Portfolio  -28.21%         5.03%         5.56%          N/A            10.01%
                                                                                           (03/31/95)

 International Portfolio         -22.76%        11.26%        10.94%          N/A            11.74%
                                                                                           (03/31/95)

 U.S. Government Income           11.61%         4.37%         4.19%          N/A             5.13%
   Portfolio                                                                               (03/31/95)

Certain expenses of the Index 500 Portfolio have been reimbursed by the portfolio's investment adviser. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which a Contract is issued, each Participant will have the right to instruct MetLife Investors USA with respect to voting the Fund shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of MetLife Investors USA. MetLife Investors USA's principal offices are located at 610 Newport Center Drive, Newport Beach, CA 92660. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.


SERVICING AGENT

An Administrative Services Agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the record keeping and administrative services for the Separate Account.

INDEPENDENT AUDITORS

The financial statements of MetLife Investors USA Insurance Company as of and for the years ended December 31, 2000 and 1999, and the related statements of income, shareholder's equity, and cash flows for the years then ended, and the statements of assets and liabilities of MetLife Investors USA Separate Account A as of December 31, 2000, and the related statements of operations for the year then ended and statements of changes in net assets for the periods ended December 31, 2000 and 1999, included elsewhere in the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.


STATE REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA.

In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

Financial Statements as of and for the
Year Ended December 31, 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


Board of Directors
   Security First Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A (the "Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP, JW, MFSG, MFSR, MFSD, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, VKS, JM, RI, LS, PL, and PI as of December 31, 2000 and the related statements of operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and statements of changes in net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 2000, and the results of its operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and the changes in their net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999), in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
March 14, 2001


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Security First Trust - Bond Series
    (6,243,169 shares at net asset value of
    $3.80 per share; cost $24,718,303)                $  23,716,229

  Security First Trust - T. Rowe Price Growth and
    Income Series (22,614,070 shares at net asset
    value of $16.02 per share; cost $351,304,892)                     $ 362,197,796

  T. Rowe Price Growth Stock Fund, Inc. (3,848,449
    shares at net asset value of $27.20 per share;
    cost $111,607,307)                                                                $ 104,677,824

  T. Rowe Price Prime Reserve Fund, Inc. (1,153,090
    shares at net asset value of $1.00 per share;
    cost $1,153,090)                                                                                  $   1,153,090

  T. Rowe Price International Stock Fund, Inc.
    (991,371 shares at net asset value of $14.52
    per share; cost $14,829,428)                                                                                      $  14,394,711


Receivable from Security First Life Insurance
  Company for purchases                                      17,967         381,432          93,493                          32,978

Other assets                                                  2,000           1,572
                                                      --------------  --------------  --------------  --------------  --------------
                                     TOTAL ASSETS        23,736,196     362,580,800     104,771,317       1,153,090      14,427,689
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $      24,040   $     340,201   $      74,599   $         760   $      10,100

  Payable to Security First Life Insurance Company
     for redemptions                                          1,585          32,635             507               3           8,141

  Payable to Mutual Funds                                    19,028         384,849
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES            44,653         757,685          75,106             763          18,241
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

NET ASSETS CONSIST OF:

     Cost to Investors
        Series  B  Accumulation Units                 $  24,693,617
        Series  G  Accumulation Units                                 $ 350,930,211
        Series  T  Accumulation Units                                                 $ 111,625,694
        Series  P  Accumulation Units                                                                 $   1,152,327
        Series  I  Accumulation Units                                                                                 $  14,844,165

     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)       (1,002,074)     10,892,904      (6,929,483)                       (434,717)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T        Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $   1,506,353   $  35,555,075   $  20,083,961   $      65,296   $   1,164,305

     Other investment income (expense)                       (3,022)         64,754         (10,245)           (273)          2,612
                                                      --------------  --------------  --------------  --------------  --------------

                                                          1,503,331      35,619,829      20,073,716          65,023       1,166,917

EXPENSES

     Charges for mortality and expense risk                 299,104       4,025,526       1,018,495           9,943         156,605
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME         1,204,227      31,594,303      19,055,221          55,080       1,010,312


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           557,055      (4,401,495)    (19,417,182)                     (4,368,410)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $   1,761,282   $  27,192,808   $    (361,961)  $      55,080   $  (3,358,098)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T         Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

     Net investment income                            $   1,204,227   $  31,594,303   $  19,055,221   $      55,080   $   1,010,312

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

     Increase (decrease) in net assets resulting
        from operations                                   1,761,282      27,192,808        (361,961)         55,080      (3,358,098)

Decrease in net assets resulting from
     capital unit transactions                           (3,227,828)    (25,333,957)    (20,992,177)        (11,126)     (5,623,260)
                                                      --------------  --------------  --------------  --------------  --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,466,546)      1,858,851     (21,354,138)         43,954      (8,981,358)

                  NET ASSETS AT BEGINNING OF YEAR        25,158,089     359,964,264     126,050,349       1,108,373      23,390,806
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                       Series B        Series G         Series T         Series P        Series I
                                                   --------------   --------------   --------------   --------------  --------------
OPERATIONS

     Net investment income                         $   1,099,561    $  18,067,235    $  16,855,914    $      36,732   $   1,049,676

     Realized investment gains                           109,245       12,235,449        5,120,118                          710,854

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                                (2,136,059)      (7,094,433)          69,326                        4,098,232
                                                   --------------   --------------   --------------   --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                      (927,253)      23,208,251       22,045,358           36,732       5,858,762

Increase (decrease) in net assets
  resulting from capital unit transactions             2,851,209       26,965,828         (910,355)         266,189         (67,784)
                                                   --------------   --------------   --------------   --------------  --------------

                  TOTAL INCREASE IN NET ASSETS         1,923,956       50,174,079       21,135,003          302,921       5,790,978

               NET ASSETS AT BEGINNING OF YEAR        23,234,133      309,790,185      104,915,346          805,452      17,599,828
                                                   --------------   --------------   --------------   --------------  --------------

                     NET ASSETS AT END OF YEAR     $  25,158,089    $ 359,964,264    $ 126,050,349    $   1,108,373   $  23,390,806
                                                   ==============   ==============   ==============   ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                               Carrying      Unrealized
                                                                                Value        Appreciation        Cost
Series                    Name of Issue                         Shares         (Note A)     (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

   B    Security First Trust Bond Series -- capital shares      6,243,169   $  23,716,229   $  (1,002,074)  $   24,718,303

   G    Security First Trust T. Rowe Price Growth and
           Income Series -- capital shares                     22,614,070   $ 362,197,796   $  10,892,904   $  351,304,892

   T    T. Rowe Price Growth Stock Fund, Inc. --
           capital shares                                       3,848,449   $ 104,677,824   $  (6,929,483)  $  111,607,307

   P    T. Rowe Price Prime Reserve Fund, Inc. --
           capital shares                                       1,153,090   $   1,153,090                   $    1,153,089

   I    T. Rowe Price International Stock Fund, Inc. --
           capital shares                                         991,371   $  14,394,711   $    (434,717)  $   14,829,428


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
    Fidelity Investments -- VIP Asset Manager
      Portfolio (13,178,750 shares at net asset
      value of $16.00 per share; cost $216,894,460)   $ 210,860,004

    Fidelity Investments -- VIP Growth Portfolio
      (9,734,290 shares at net asset value of $43.65
      per share; cost $382,673,244)                                   $ 424,901,768

    Fidelity Investments -- VIP Index 500 Portfolio
      (1,998,727 shares at net asset value of $149.53
      per share; cost $256,481,716)                                                   $ 298,869,596

    Fidelity Investments -- VIP Overseas Portfolio
      (1,063,784 shares at net asset value of $19.99
      per share; cost $20,998,198)                                                                    $  21,265,044

    Fidelity Investments -- VIP Money Market Portfolio
      (32,585,537 shares at net asset value of $1.00
      per share; cost $32,585,537)                                                                                    $  32,585,537

Receivable from Security First Life Insurance Company
      for purchases                                         222,307         589,932         583,762           4,160          82,899

Other assets                                                  7,517          11,885
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS       211,089,828     425,503,585     299,453,358      21,269,204      32,668,436
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

    Payable to Security First Life Insurance Company
      for mortality and expense risk                  $     219,552   $     436,634   $     308,922   $      21,797   $      33,548

    Payable to Security First Life Insurance Company
      for redemptions                                        18,045          51,430          36,157           1,349          29,076

    Payable to Mutual Funds                                 223,917         570,721         483,404           4,582           8,836

    Other liabilities                                                                        83,590                          46,238
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES           461,514       1,058,785         912,073          27,728         117,698
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

    Cost to Investors
      Series FA Accumulation Units                    $ 216,662,770
      Series FG Accumulation Units                                    $ 382,216,276
      Series FI Accumulation Units                                                    $ 256,153,405
      Series FO Accumulation Units                                                                    $  20,974,630
      Series FM Accumulation Units                                                                                    $  32,550,738

    Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (6,034,456)     42,228,524      42,387,880         266,846
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

    Dividends                                         $  23,779,387   $  50,225,628   $   4,364,384   $   2,574,035   $   2,040,284

    Other investment income (expense)                        41,476          (4,034)         30,918           7,385           3,995
                                                      --------------  --------------  --------------  --------------  --------------

                                                         23,820,863      50,221,594       4,395,302       2,581,420       2,044,279

EXPENSES

    Charges for mortality and expense risk                2,849,585       5,951,183       3,965,907         309,291         436,085
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME        20,971,278      44,270,411         429,395       2,272,129       1,608,194

INVESTMENT GAINS (LOSSES)

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on
      investments during the year                       (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES       (32,431,570)   (102,745,490)    (34,244,242)     (7,621,428)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $ (11,460,292) $  (58,475,079)  $ (33,814,847)  $  (5,349,299)  $   1,608,194
                                                      ============== ===============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

    Net investment income                             $  20,971,278   $  44,270,411   $     429,395   $   2,272,129   $   1,608,194

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on investments
      during the year                                   (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

    Increase (decrease) in net assets resulting from
      operations                                        (11,460,292)    (58,475,079)    (33,814,847)     (5,349,299)      1,608,194


Increase (decrease) in net assets resulting from
      capital unit transactions                          (1,371,126)     32,650,992      27,978,745         606,834      (7,775,965)
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS       (12,831,418)    (25,824,087)     (5,836,102)     (4,742,465)     (6,167,771)

                  NET ASSETS AT BEGINNING OF YEAR       223,459,732     450,268,887     304,377,387      25,983,941      38,718,509
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                          -------------  -------------  -------------  -------------  -------------
OPERATIONS

    Net investment income                                 $ 11,314,738   $ 28,590,613   $    249,807   $    470,778   $  1,174,715

    Realized investment gains                                1,839,949      6,545,755      4,894,662        291,342

    Change in unrealized appreciation on
      investments during the year                            6,030,115     77,794,347     38,917,297      6,748,247
                                                          -------------  -------------  -------------  -------------  -------------

      Increase in net assets resulting
        from operations                                     19,184,802    112,930,715     44,061,766      7,510,367      1,174,715

Increase in net assets resulting from capital
  unit transactions                                         20,710,643     55,264,672     69,176,105        663,884      8,554,036
                                                          -------------  -------------  -------------  -------------  -------------

                       TOTAL INCREASE IN NET ASSETS         39,895,445    168,195,387    113,237,871      8,174,251      9,728,751

                    NET ASSETS AT BEGINNING OF YEAR        183,564,287    282,073,500    191,139,516     17,809,690     28,989,758
                                                          -------------  -------------  -------------  -------------  -------------

                          NET ASSETS AT END OF YEAR       $223,459,732   $450,268,887   $304,377,387   $ 25,983,941   $ 38,718,509
                                                          =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                                Value        Appreciation        Cost
Series                Name of Issue                            Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  FA    Fidelity Investments - VIP Asset Manager Portfolio
          -- capital shares                                    13,178,750   $ 210,860,004   $  (6,034,456)  $ 216,894,460

  FG    Fidelity Investments - VIP Growth Portfolio
          -- capital shares                                     9,734,290   $ 424,901,768   $  42,228,524   $ 382,673,244

  FI    Fidelity Investments - VIP Index 500 Portfolio
          -- capital shares                                     1,998,727   $ 298,869,596   $  42,387,880   $ 256,481,716

  FO    Fidelity Investments - VIP Overseas Portfolio
          -- capital shares                                     1,063,784   $  21,265,044   $     266,846   $  20,998,198

  FM    Fidelity Investments - VIP Money Market Portfolio
          -- capital shares                                    32,585,537   $  32,585,537                   $  32,585,537

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

  Security First Trust - U. S. Government
     Income Series (6,432,346 shares at
     net asset value of $5.14 per share;
     cost $33,564,036)                     $  33,084,190

  Security First Trust - Equity Series
     (7,549,558 shares at net asset value
     of $6.57 per share; cost $53,797,012)                $  49,576,690

  Alger American Small Capitalization
     Portfolio (3,143,666 shares at net
     asset value of $23.49 per share; cost
     $110,073,626)                                                       $  73,844,628

  Scudder International Portfolio
     (1,485,587 shares at net asset value
     of $14.26 per share; cost $23,233,084)                                             $  21,184,452

  Fidelity Investments - VIP Contrafund
     Portfolio (9,887,133 shares at net
     asset value of $23.74 per share; cost
     $211,610,157)                                                                                     $ 234,720,527

  Fidelity Investments - VIP Equity Income
     Portfolio (1,494,526 shares at net
     asset value of $25.52 per share; cost
     $34,855,907)                                                                                                     $  38,140,314


Receivable from Security First Life Insurance
     Company for purchases                         1,052          3,198        119,808         58,017        392,653          1,397

Other assets                                       2,400                        91,087                         8,585          2,707
                                           -------------- -------------- -------------- -------------- -------------- --------------

                            TOTAL ASSETS      33,087,642     49,579,888     74,055,523     21,242,469    235,121,765     38,144,418
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $      32,902  $      48,889  $      77,727  $      22,193  $     247,273  $      41,510

     Payable to Security First Life
         Insurance Company for redemptions         1,880          2,629          9,834          2,583         44,723          2,660

     Payable to Mutual Funds                       3,168            423        221,614         55,065        379,641          3,930

                                           -------------- -------------- -------------- -------------- -------------- --------------

                       TOTAL LIABILITIES          37,950         51,941        309,175         79,841        671,637         48,100
                                           -------------- -------------- -------------- -------------- -------------- --------------

                              NET ASSETS   $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series SU Accumulation Units      $  33,529,538
         Series SV Accumulation Units                     $   53,748,269
         Series AS Accumulation Units                                     $109,975,346
         Series SI Accumulation Units                                                    $ 23,211,260
         Series FC Accumulation Units                                                                  $ 211,339,758
         Series FE Accumulation Units                                                                                 $  34,811,911

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                       (479,846)    (4,220,322)   (36,228,998)    (2,048,632)    23,110,370      3,284,407
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $   1,886,348  $   7,998,700  $  32,634,579  $   2,215,819  $  28,569,105  $   2,899,282

     Other investment income (expense)               217           (692)        12,716           (181)        27,817         15,354
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                               1,886,565      7,998,008     32,647,295      2,215,638     28,596,922      2,914,636

EXPENSES

     Charges for mortality and expense
       risk                                      406,578        709,890      1,212,709        283,777      3,130,744        505,172
                                           -------------- -------------- -------------- -------------- -------------- --------------

                  NET INVESTMENT INCOME        1,479,987      7,288,118     31,434,586      1,931,861     25,466,178      2,409,464

INVESTMENT GAINS (LOSSES)

     Realized investments gains (losses)        (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                         2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)        2,115,952    (16,977,907)   (59,650,194)    (7,282,576)   (44,652,580)        87,042
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $   3,595,939  $  (9,689,789) $ (28,215,608) $  (5,350,715) $ (19,186,402) $   2,496,506
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income                 $   1,479,987  $   7,288,118  $  31,434,586  $   1,931,861  $  25,466,178  $   2,409,464

     Realized investment gains (losses)         (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
         (depreciation) on investments
         during the year                       2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

     Increase (decrease) in net assets
         resulting from operations             3,595,939     (9,689,789)   (28,215,608)    (5,350,715)   (19,186,402)     2,496,506

     Increase (decrease) in net assets
         resulting from capital unit
         transactions                         (2,737,852)    (4,161,595)    14,694,547      7,422,432     33,986,759       (912,631)
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          858,087    (13,851,384)   (13,521,061)     2,071,717     14,800,357      1,583,875

        NET ASSETS AT BEGINNING OF YEAR       32,191,605     63,079,331     87,267,409     19,090,911    219,649,771     36,512,443
                                           -------------- -------------- -------------- -------------- -------------- --------------

              NET ASSETS AT END OF YEAR    $  33,049,692  $  49,227,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                              Series SU      Series SV      Series AS      Series SI      Series FC      Series FE
                                            -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS

     Net investment income                  $  1,423,038   $  1,343,358   $  6,601,016   $    912,181   $  3,550,255   $    983,163

     Realized investment gains                    54,787      2,002,168        454,345        142,518        916,728        456,712

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                        (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                            -------------  -------------  -------------  -------------  -------------  -------------

       Increase (decrease) in net assets
         resulting from operations            (1,293,057)    10,482,076     25,160,416      6,011,412     37,614,404      1,414,654

Increase (decrease) in net assets
  resulting from capital unit
  transactions                                 (635,379)    (4,085,736)     5,738,963      3,642,268     43,076,409      5,391,237
                                            -------------  -------------  -------------  -------------  -------------  -------------

              TOTAL INCREASE (DECREASE)
                          IN NET ASSETS       (1,928,436)     6,396,340     30,899,379      9,653,680     80,690,813      6,805,891

       NET ASSETS AT BEGINNING OF YEAR        34,120,041     56,682,991     56,368,030      9,437,231    138,958,958     29,706,552
                                            -------------  -------------  -------------  -------------  -------------  -------------

             NET ASSETS AT END OF YEAR      $ 32,191,605   $ 63,079,331   $ 87,267,409   $ 19,090,911   $219,649,771   $ 36,512,443
                                            =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  SU    Security First Trust U.S.Government Series --
             capital shares                                    6,432,346    $  33,084,190   $    (479,846)  $  33,564,036

  SV    Security First Trust Equity Series --
             capital shares                                    7,549,558    $  49,576,690   $  (4,220,322)  $  53,797,012

  AS    Alger American Small Capitalization Portfolio --
             capital shares                                    3,143,666    $  73,844,628   $ (36,228,998)  $ 110,073,626

  SI    Scudder International Portfolio --
             capital shares                                    1,485,587    $  21,184,452   $  (2,048,632)  $  23,233,084

  FC    Fidelity Investments - VIP Contrafund Portfolio --
             capital shares                                    9,887,133    $ 234,720,527   $  23,110,370   $ 211,610,157

  FE    Fidelity Investments - VIP Equity Income Portfolio
             -- capital shares                                 1,494,526    $  38,140,314   $   3,284,407   $  34,855,907

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

     Neuberger & Berman Genesis Trust
         (73,741 shares at net asset value
         of $26.75 per share; cost
         $1,646,084)                       $   1,972,570

     Neuberger & Berman Partners Trust
         (90,663 shares at net asset value
         of $16.90 per share; cost
         $1,653,989)                                      $   1,532,199

     Janus Aspen Worldwide Growth Portfolio
         (306,633 shares at net asset value
         of $36.98 per share; cost
         $12,963,182)                                                    $  11,339,276

     MFS Growth With Income Series
         (6,229 shares at net asset value
         of $21.01 per shares; cost
         $130,702)                                                                      $     130,870

     MFS New Research Series (20,745 shares
         at net asset value of $20.80 per
         share; cost $477,830)                                                                         $     431,499

     MFS Discovery Series (29,617 shares
         at net asset value of $16.61 per
         share; cost $533,062)                                                                                        $     491,933

Receivable from Security First Life
     Insurance Company for purchases              11,824         10,492         71,116                           235            122
                                           -------------- -------------- -------------- -------------- -------------- --------------

                           TOTAL ASSETS        1,984,394      1,542,691     11,410,392        130,870        431,734        492,055
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $       1,298  $       1,040  $       8,140  $         143  $         465  $         515

     Payable to Security First Life
         Insurance Company                                                                         32             10

     Payable to Mutual Funds                                                    69,645                           345
                                           -------------- -------------- -------------- -------------- -------------- --------------

                      TOTAL LIABILITIES            1,298          1,040         77,785            175            820            515
                                           -------------- -------------- -------------- -------------- -------------- --------------

                             NET ASSETS    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series NG Accumulation Units      $   1,656,610
         Series NP Accumulation Units                     $   1,663,441
         Series JW Accumulation Units                                    $  12,956,513
         Series MFSG Accumulation Units                                                 $     130,527
         Series MFSR Accumulation Units                                                                $     477,245
         Series MFSD Accumulation Units                                                                               $     532,669

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                        326,486       (121,790)    (1,623,906)           168        (46,331)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $      72,729   $     93,911  $   1,062,264  $         685  $       4,341  $       3,222

     Other investment income (expense)             1,661          1,019          4,016           (165)            (3)           595
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                                  74,390         94,930      1,066,280            520          4,338          3,817

EXPENSES

     Charges for mortality and expense
       risk                                       12,254         13,715        104,528          1,113          2,594          3,983
                                           -------------- -------------- -------------- -------------- -------------- --------------

           NET INVESTMENT INCOME (LOSS)           62,136         81,215        961,752           (593)         1,744           (166)



INVESMENT GAINS  (LOSSES)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                           330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)          335,985        (94,059)    (3,364,160)           748        (48,483)       (45,782)
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $     398,121  $     (12,844) $  (2,402,408) $         155  $     (46,739) $     (45,948)
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income (loss)          $      62,136  $      81,215  $     961,752  $        (593) $       1,744  $        (166)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
        (depreciation) on investments
        during the period                        330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------


     Increase (decrease) in net assets
          resulting from operations              398,121        (12,844)    (2,402,408)           155        (46,739)       (45,948)

Increase (decrease) in net assets resulting
     from capital units transactions             470,312       (180,958)     8,316,465        120,088        462,730        537,488
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          868,433       (193,802)     5,914,057        120,243        415,991        491,540

      NET ASSETS AT BEGINNING OF PERIOD        1,114,663      1,735,453      5,418,550         10,452         14,923
                                           -------------- -------------- -------------- -------------- -------------- --------------

            NET ASSETS AT END OF PERIOD    $   1,983,096  $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                          Series NG       Series NP       Series JW     Series MFSG*    Series MFSR*
                                                        ------------    ------------    ------------    ------------    ------------
OPERATIONS

      Net investment income (loss)                      $    (4,084)    $   112,061     $   (24,901)    $       (11)    $        43

      Realized investment gains (losses)                    (43,186)          6,155          68,675                             253

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                    71,114         (18,909)      1,768,384             422             575
                                                        ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting
          from operations                                    23,844          99,307       1,812,158             411             871

Increase (decrease) in net assets resulting
  from capital unit transactions                            (44,802)        200,852       1,939,234          10,041          14,052
                                                        -----------     -----------     -----------     -----------     -----------

                   TOTAL INCREASE (DECREASE)
                     IN NET ASSETS                          (20,958)        300,159       3,751,392          10,452          14,923

          NET ASSETS AT BEGINNING OF PERIOD               1,135,621       1,435,294       1,667,158
                                                        -----------     -----------     -----------     -----------     -----------

                NET ASSETS AT END OF PERIOD             $ 1,114,663     $ 1,735,453     $ 5,418,550     $    10,452     $    14,923
                                                        ===========     ===========     ===========     ===========     ===========

*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 NG     Neuberger & Berman Genesis Trust -- capital shares     73,741       $   1,972,570   $     326,486   $   1,646,084

 NP     Neuberger & Berman Partners Trust -- capital shares   90,663       $   1,532,199   $    (121,790)  $   1,653,989

 JW     Janus Aspen Worldwide Growth Portfolio --
                capital shares                                306,633       $  11,339,276   $  (1,623,906)  $  12,963,182

MFSG    MFS Growth With Income Series -- capital shares         6,229       $     130,870   $         168   $     130,702

MFSR    MFS Research Series -- capital shares                  20,745       $     431,499   $     (46,331)  $     477,830

MFSD    MFS New Discovery Series -- capital shares             29,617       $     491,933   $     (41,129)  $     533,062


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

       AIM VI Capital Appreciation Fund
           (29,217 shares at net asset value of
           $30.84 per share; cost $1,099,942)         $     901,043

       AIM VI Balanced Fund
           (97,815 shares at net asset value of
           $12.47 per share; cost $1,277,517)                         $   1,219,754

       AIM VI Value Fund
           (72,540 shares at net asset value of
           $27.31 per share; cost $2,346,490)                                         $   1,981,061

       AIM VI International Equity Fund
           (40,986 shares at net asset value of
           $20.12 per share; cost $1,035,600)                                                         $     824,642

Receivable from Security First Life Insurance
       company for purchases                                                     60                              47

                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           901,043       1,219,814       1,981,061         824,689
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
LIABILITIES

       Payable to Security First Life Insurance
          Company for mortality and expense risk      $         995   $       1,323   $       2,159   $         893

       Payable to Security First Life Insurance
          Company                                                50               7             206              21
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             1,045           1,330           2,365             914
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
       Cost to Investors
           Series AC Accumulation Units               $   1,098,897
           Series AB Accumulation Units                               $   1,276,247
           Series AV Accumulation Units                                               $   2,344,125
           Series AI Accumulation Units                                                               $   1,034,733

       Accumulated undistributed loss
           Net unrealized depreciation                     (198,899)        (57,763)       (365,429)       (210,958)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

       Dividends                                      $      25,292   $       2,241   $      89,883   $      55,125

       Other investment income                                4,547             379           3,798           2,267
                                                      --------------  --------------  --------------  --------------

                                                             29,839           2,620          93,681          57,392

EXPENSES

       Charges for mortality and expense risk                 6,916           8,903          16,508           6,359
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            22,923          (6,283)         77,173          51,033


INVESMENT GAINS  (LOSSES)

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation on
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (200,600)        (64,045)       (386,130)       (231,763)
                                                      --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (177,677)  $     (70,328)  $    (308,957)  $    (180,730)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income (loss)                   $      22,923   $      (6,283)  $      77,173   $      51,033

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation of
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

       Decrease in net assets resulting from
          operations                                       (177,677)        (70,328)       (308,957)       (180,730)

Increase in net assets resulting from
       capital units transactions                         1,054,942       1,175,770       2,063,523         969,452
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           877,265       1,105,442       1,754,566         788,722

                  NET ASSETS AT BEGINNING OF YEAR            22,733         113,042         224,130          35,053
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income                          $         540   $       1,804   $       3,536   $       1,412

       Realized investment gains (losses)                                      (153)          4,557           1,530

       Change in unrealized appreciation on
         investments during the period                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------

         Increase in net assets resulting
           from operations                                    2,847          10,910          16,677           5,764

Increase in net assets resulting from capital
  unit transactions                                          19,886         102,132         207,453          29,289
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            22,733         113,042         224,130          35,053

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============

*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                         Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 AC     AIM VI Capital Appreciation Fund -- capital shares     29,217       $     901,043   $    (198,899)  $   1,099,942

 AB     AIM VI Balanced Fund -- capital shares                 97,815       $   1,219,754   $     (57,763)  $   1,277,517

 AV     AIM VI Value Fund -- capital shares                    72,540       $   1,981,061   $    (365,429)  $   2,346,490

 AI     AIM VI International Equity Fund -- capital shares     40,986       $     824,642   $    (210,958)  $   1,035,600

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments
      Federated Equity Income Fund II
        (29,638 shares at net asset value of
        $14.32 per share; cost $476,825)              $     424,415

      Federated High Income Bond Fund II
        (36,929 shares at net asset value of
        $8.46 per share; cost $343,009)                               $     312,419

      Federated American Leaders Fund II
        (43,813 shares at net asset value of
        $20.52 per share; cost $874,117)                                              $     899,049

      Federated Growth Strategies Fund II
        (13,370 shares at net asset value of
        $23.15 per share; cost $400,692)                                                              $     309,518


Receivable from Security First Life Insurance
     Company for purchases                                                                   20,845
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           424,415         312,419         919,894         309,518
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         466   $         342   $         940   $         343

      Payable to Security First Life Insurance
          Company                                               122                              25              59

      Payable to Mutual fund                                                                 20,400
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               588             342          21,365             402
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
        Series FDE Accumulation Units                 $     476,237
        Series FDH Accumulation Units                                 $     342,667
        Series FDA Accumulation Units                                                 $     873,597
        Series FDG Accumulation Units                                                                 $     400,290


      Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)          (52,410)        (30,590)         24,932         (91,174)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $         821   $      11,366   $       8,842   $      24,805

      Other investment income (loss)                             14              91              45          (2,257)
                                                      --------------  --------------  --------------  --------------

                                                                835          11,457           8,887          22,548

EXPENSES

      Charges for mortality and expense risk                  2,857           2,908           5,918           4,675
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (2,022)          8,549           2,969          17,873


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation (depreciation)
          on investments during the year                    (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           (54,292)        (33,147)         23,224        (114,505)
                                                      --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $     (56,314)  $     (24,598)  $      26,193   $     (96,632)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      (2,022)  $       8,549   $       2,969   $      17,873

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation
          (depreciation) on investments
          during the year                                   (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

      Increase (decrease) in net assets
          resulting from operations                         (56,314)        (24,598)         26,193         (96,632)

Increase in net assets resulting from capital
     unit transactions                                      446,276         261,247         811,151         241,774
                                                      --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           389,962         236,649         837,344         145,142

                  NET ASSETS AT BEGINNING OF YEAR            33,865          75,428          61,185         163,974
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*     Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $         (49)  $         110   $        (113)  $         (29)

      Realized investment gains                                                 215

      Change in unrealized appreciation
        on investments during the period                      2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

        Increase in net assets resulting
          from operations                                     2,504             626           1,955          34,085

Increase in net assets resulting from capital
  unit transactions                                          31,361          74,802          59,230         129,889
                                                      --------------  --------------  --------------  --------------

                      TOTAL INCREASE IN NET ASSETS           33,865          75,428          61,185         163,974

                 NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                       NET ASSETS AT END OF PERIOD    $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 FDE    Federated Equity Income Fund II -- capital shares      29,638       $     424,415   $     (52,410)  $     476,825

 FDH    Federated High Income Bond Fund II -- capital shares   36,929       $     312,419   $     (30,590)  $     343,009

 FDA    Federated American Leaders Fund II -- capital shares   43,813       $     899,049   $      24,932   $     874,117

 FDG    Federated Growth Strategies Fund II -- capital shares  13,370       $     309,518   $     (91,174)  $     400,692

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
      Oppenheimer Bond Fund (28,192 shares at net
          asset value of $11.25 per share; cost
          $309,293)                                   $     317,161

      Oppenheimer Main Street Growth & Income Fund
          (92,733 shares at net asset value of
          $21.26 per share; cost $2,162,123)                          $   1,971,509

      Oppenheimer Money Fund (897,589 shares at net
          asset value of $1.00 per share; cost
          $897,589)                                                                   $    897,589

      Oppenheimer Strategic Bond Fund (40,259 shares
          at net asset value of $4.69 per share;
          cost $188,638)                                                                              $     188,816

      Oppenheimer Small Capital Growth Fund (11,066
          shares at net asset value of $11.09 per
          share; cost $136,294)                                                                                       $     122,732

Dividends receivable                                                                            772

Receivable from Security First Life Insurance
     Company for purchases                                                   27,749             199               3              42
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           317,161       1,999,258         898,560         188,819         122,774
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         347   $       2,114   $         974   $          197  $         133

      Payable to Security First Life Insurance
          Company for redemptions                                 6              44             474                8

      Payable to Mutual Funds                                                27,200
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               353          29,358           1,448              205            133
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
          Series OB Accumulation Units                $     308,940
          Series OG Accumulation Units                                $   2,160,514
          Series OM Accumulation Units                                                $     897,112
          Series OS Accumulation Units                                                                $     188,436
          Series OSM Accumulation Units                                                                               $     136,203

      Accumulated undistributed income (loss)
          Net unrealized appreciation (depreciation)          7,868        (190,614)                            178         (13,562)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $       2,513   $      23,921   $      56,613   $       1,844   $       3,055

      Other investment income (expense)                        (322)          1,852           2,239             (33)           (418)
                                                      --------------  --------------  --------------  --------------  --------------

                                                              2,191          25,773          58,852           1,811           2,637

EXPENSES

      Charges for mortality and expense risk                  1,830          15,226          13,740           1,039           1,379
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME               361          10,547          45,112             772           1,258



INVESMENT GAINS (LOSSES)

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)             7,204        (199,502)                           (669)        (29,055)
                                                      --------------  --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       7,565   $    (188,955)  $      45,112   $         103   $     (27,797)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income                           $         361   $      10,547   $      45,112   $         772   $       1,258

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

      Increase (decrease) in net assets resulting
          from operations                                     7,565        (188,955)         45,112             103         (27,797)

Increase in net assets resulting from capital unit
      transactions                                          301,247       2,012,482         483,908         175,773         101,350
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           308,812       1,823,527         529,020         175,876          73,553

                  NET ASSETS AT BEGINNING OF YEAR             7,996         146,373         368,092          12,738          49,088
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                           Series OB*      Series OG*      Series OM*     Series OS*     Series OSM*
                                                           ----------      ----------      ----------     ----------     ----------
OPERATIONS

      Net investment income (loss)                         $      (5)      $    (115)      $   4,098      $      48      $   2,521

      Realized investment gains (losses)                         (13)            317                             57          1,183

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                         (8)          8,267                             28          8,250
                                                           ----------      ----------      ----------     ----------     ----------

        Increase (decrease) in net assets
          resulting from  operations                             (26)          8,469           4,098            133         11,954

Increase in net assets resulting from capital
  unit transactions                                            8,022         137,904         363,994         12,605         37,134
                                                           ----------      ----------      ----------     ----------     ----------

                   TOTAL INCREASE IN NET ASSETS                7,996         146,373         368,092         12,738         49,088

              NET ASSETS AT BEGINNING OF PERIOD
                                                           ----------      ----------      ----------     ----------     ----------

                    NET ASSETS AT END OF PERIOD            $   7,996       $ 146,373       $ 368,092      $  12,738      $  49,088
                                                           ==========      ==========      ==========     ==========     ==========

*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 OB     Oppenheimer Bond Fund -- capital shares                    28,192   $     317,161   $       7,868   $     309,293

 OG     Oppenheimer Main Street Growth & Income Fund --
               capital shares                                      92,733   $   1,971,509   $    (190,614)  $   2,162,123

 OM     Oppenheimer Money Fund -- capital shares                  897,589   $     897,589                   $     897,589

 OS     Oppenheimer Strategic Bond Fund -- capital shares          40,259   $     188,816   $         178   $     188,638

 OSM    Oppenheimer Small Capital Growth Fund -- capital shares    11,066   $     122,732   $     (13,562)  $     136,294

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
ASSETS

Investments
     Van Kampen Emerging Growth Portfolio
       (21,295 shares at net asset value of
       $41.44 per share; cost $1,090,776)             $     882,458

     Van Kampen Enterprise Portfolio
       (9,833 shares at net asset value of
       $20.28 per share; cost $245,717)                               $     199,421

     Van Kampen Strategic Stock Fund
       (10,007 shares at net asset value of
       $11.96 per share; cost $105,275)                                               $     119,679

Receivable from Security First Life Insurance
     Company for purchases                                      145          20,711
                                                      --------------  --------------  --------------

                                     TOTAL ASSETS           882,603         220,132         119,679
                                                      --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
LIABILITIES

     Payable to Security First Life Insurance
          Company for mortality and expense risk      $         983   $         199   $         135

     Payable to Security First Life Insurance
          Company for redemptions                                30               3               3

     Payable to Mutual Funds                                                 20,400
                                                      --------------  --------------  --------------

                                TOTAL LIABILITIES             1,013          20,602             138
                                                      --------------  --------------  --------------

                                       NET ASSETS     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============
NET ASSETS CONSIST OF:

     Cost to Investors
        Series VKEM Accumulation Units                $   1,089,908
        Series VKER Accumulation Units                                $     245,826
        Series VKS Accumulation Units                                                 $     105,137


     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)         (208,318)        (46,296)         14,404
                                                      --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $         345   $       5,927   $         748

     Other investment income (expense)                        2,901           1,378            (390)
                                                      --------------  --------------  --------------

                                                              3,246           7,305             358

EXPENSES

     Charges for mortality and expense risk                   7,327           1,839             865
                                                      --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (4,081)          5,466            (507)


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)          (215,457)        (47,751)         16,453
                                                      --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (219,538)  $     (42,285)  $      15,946
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $      (4,081)  $       5,466   $        (507)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets resulting
         from operations                                   (219,538)        (42,285)         15,946

     Increase in net assets resulting from capital
          unit transactions                               1,086,466         239,780         100,613
                                                      --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           866,928         197,495         116,559

                  NET ASSETS AT BEGINNING OF YEAR            14,662           2,035           2,982
                                                      --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $         125   $          11   $          (4)

     Realized investment gains                                                   20

     Change in unrealized appreciation
       (depreciation) on investments
       during the period                                      1,230                             (23)
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                            1,355              31             (27)

Increase in net assets resulting from capital
  unit transactions                                          13,307           2,004           3,009
                                                      --------------  --------------  --------------

                  TOTAL INCREASE IN NET ASSETS               14,662           2,035           2,982

             NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------

                   NET ASSETS AT END OF PERIOD        $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============

*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

VKEM    Van Kampen Emerging Growth Portfolio --
          capital shares                                       21,295       $     882,458   $    (208,318)  $   1,090,776

VKER    Van Kampen Enterprise Portfolio --
          capital shares                                        9,833       $     199,421   $     (46,296)  $     245,717

VKS     Van Kampen Strategic Stock Fund -- capital shares      10,007       $     119,679   $      14,404   $     105,275

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
     Metropolitan Series Fund - Janus Midcap Fund
          (46,602 shares at net asset value of
          $23.39 per share; cost $1,516,229)          $   1,090,012

     Metropolitan Series Fund - Russell 2000 Index
          Fund (17,818 shares at net asset value
          of $10.37 per share; cost $218,939)                         $     184,769

     Metropolitan Series Fund - Loomis Sayles High
          Yield Fund (3,559 shares at net asset
          value of $9.00 per share; cost $33,316)                                     $      32,034

     Metropolitan Series Fund - Putnam Large Cap
          Fund (41,872 shares at net asset value
          of $7.30 per share; cost $408,719)                                                          $     305,666

     Metropolitan Series Fund - Putnam International
          Stock Fund (17,201 shares at net asset
          value of $12.39 per share; cost $222,632)                                                                   $     213,123

Receivable from Security First Life Insurance
     Company for purchases                                    1,289                               7             952              60

Other assets                                                  2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS         1,094,124         184,769          32,041         306,618         213,183
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $       3,767   $         583   $         107   $       1,062   $         645

      Payable to Security First Life Insurance
          Company for redemptions                                86             373                              54              93

      Payable to Mutual Funds                                 2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             6,676             956             107           1,116             738
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
         Series JM Accumulation Units                 $   1,513,665
         Series RI Accumulation Units                                 $     217,983
         Series LS Accumulation Units                                                 $      33,216
         Series PL Accumulation Units                                                                 $     408,555
         Series PI Accumulation Units                                                                                 $     221,954

      Accumulated undistributed loss
         Net unrealized depreciation                       (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $      55,280   $      26,150   $           4                   $         626

      Other investment income (expense)                      (1,754)            (83)              6   $       1,037             (17)
                                                      --------------  --------------  --------------  --------------  --------------

                                                             53,526          26,067              10           1,037             609

EXPENSES

      Charges for mortality and expense risk                  5,703             769             108           1,431             881
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            47,823          25,298             (98)           (394)           (272)


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (438,519)        (36,170)         (1,289)        (94,836)         (9,813)
                                                      --------------  --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (390,696)  $     (10,872)  $      (1,387)  $     (95,230)  $     (10,085)
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      47,823   $      25,298   $         (98)  $        (394)  $        (272)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

        Decrease in net assets resulting from
           operations                                      (390,696)        (10,872)         (1,387)        (95,230)        (10,085)

Increase in net assets resulting from capital unit
      transactions                                        1,478,144         194,685          33,321         400,732         222,530
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS         1,087,448         183,813          31,934         305,502         212,445

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                        Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  ----------      --------------  --------------  --------------

 JM        Metropolitan Series Fund -
           Janus Midcap Fund -- capital shares                 46,602       $   1,090,012   $    (426,217)  $   1,516,229

 RI        Metropolitan Series Fund -
           Russell 2000 Index Fund- capital shares             17,818       $     184,769   $     (34,170)  $     218,939

 LS        Metropolitan Series Fund -
           Loomis Sayles High Yield Fund -- capital shares      3,559       $      32,034   $      (1,282)  $      33,316

 PL        Metropolitan Series Fund -
           Putnam Large Cap Fund -- capital shares             41,872       $     305,666   $    (103,053)  $     408,719

 PI        Metropolitan Series Fund -
           Putnam International Stock Fund -- capital shares   17,201       $     213,123   $      (9,509)  $     222,632

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - BASIS OF PRESENTATION

Security First Life Separate Account A (the "Separate Account") was established on May 29, 1980 as a separate account of Security First Life Insurance Company ("Security Life"), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the "Contracts") issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the "Trust"), a Massachusetts business trust, and thirty-nine mutual funds (the "Investment Companies"). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series, and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, Janus Aspen Worldwide Growth Portfolio; Federated: Equity Income Fund II, American Leaders Fund II, High Income Bond Fund II, Growth Strategies Fund II;
AIM: VI Balanced Fund, VI Capital Appreciation Fund, VI Value Fund, VI International Equity Fund; Oppenheimer: Bond Fund, Strategic Bond Fund, Main Street Growth & Income Fund, Money Fund, Small Capital Growth Fund; MFS: New Research Series, New Discovery Series, Growth With Income Series; Van Kampen:
Emerging Growth Portfolio, Enterprise Portfolio, Strategic Stock Fund; and Metropolitan Series Fund: Janus Midcap Fund, Russell 2000 Index Fund, Loomis Sayles High Yield Fund, Putnam Large Cap Fund, Putnam International Stock Fund. The Trust and the Investment Companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into forty-three series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG, JW, FDE, FDA, FDH, FDG, AB, AC, AV, AI, OB, OS, OG, OM, OSM, MFSR, MFSD, MFSG, VKEM, VKER, VKS, JM, RI, LS, PL, and PI relating to investments in each of the Investment Companies, respectively.

All series of the Trust receive administrative services for a fee from Met Investors Advisory Corp. MetLife Distributors, Inc. is the principal underwriter for the Contracts. Security Life, Met Investors Advisory Corp., and MetLife Distributors, Inc. are wholly owned subsidiaries of Security First Group, Inc. ("SFG"), which is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Investment advice is provided to the Security First Trust
T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by BlackRock, Inc.

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers, or such other persons who may from time to time perform services for the Separate Account.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments are carried at fair value, which is determined by multiplying the Investment Companies' shares owned by the Separate Account by the reported net asset value per share of each respective Investment Company. Transactions are recorded on a trade-date basis. Realized investment gains and losses are determined on the average cost basis.

EXPENSES AND CHARGES - The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 CONTRACT TYPE                       ANNUAL RATE    DAILY RATE

         SF 135R2V; SF 224FL; SF 89; SF 234;
             SF 236FL; SF 1700 Contracts                  .89%       .0000244
         SF 228DC Contracts                              1.25%       .0000342
         SF 135R2S Contracts                             1.15%       .0000315
         SF 230; SF 224R1; SF 226R1 Contracts            1.35%       .0000370
         SF 135R2C; SF 137; SF 135PB2 Contracts          1.40%       .0000384

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge ("contract charge") is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge ("CDSC") may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:


             MAXIMUM CONTRACT
              CONTRACT TYPE              CHARGE PER YEAR                        CDSC

          SF 236FL                             $12.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          SF 224FL, SF 1700, SF137             $40.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 6th anniversary.

          SF 224R1, SF 230                        *              Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          Group Form 226R1                     $49.00***         Seven percent of premium received.
                                                                 Terminates after 5th anniversary.

          SF 234                               $29.50            Five percent of premium received.
                                                                 Terminates after 6th anniversary.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)


            MAXIMUM CONTRACT
              CONTRACT TYPE            CHARGE PER YEAR                     CDSC
          SF 89, SF228DC                     $19.50         Five percent of premium received.
                                                            Terminates after 6th anniversary.

          SF 135R2V                            **           None

          SF 135R2S, SF 135R2C,
            SF 135PB2                          **           Based on elapsed time since premium received.
                                                            Terminates on or after 7th anniversary.

          * $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).
          **    Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).
          ***   Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $2,860,854 for the year ended December 31, 2000, and $1,889,180 for the year ended December 31, 1999

INCOME RECOGNITION AND REINVESTMENT - Income is recognized as declared payable by the Investment Companies. All distributions received are reinvested in the Investment Companies.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities; and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts; therefore, the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                       ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------     -----------------  ----------------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                            268,913             28,687             1,108,202           116,478
Series G Accumulation Units                          2,791,588            143,941             3,514,250           184,159
Series FA Accumulation Units                         3,667,468            370,061             3,304,499           342,450
Series FG Accumulation Units                        13,202,458            711,420             5,409,259           299,040
Series FI Accumulation Units                         8,521,248            522,270             4,580,603           289,224
Series FO Accumulation Units                         2,636,723            235,594               570,409            54,053
Series FM Accumulation Units                        19,190,948          2,980,886            22,940,773         3,601,358
Series SU Accumulation Units                           344,387             54,036             1,753,622           283,347
Series AS Accumulation Units                         3,138,448            267,417             2,213,108           189,433
Series SI Accumulation Units                             9,114                789               162,915            12,593
Series FC Accumulation Units                         5,981,345            421,888             3,093,248           201,254
Series FE Accumulation Units                         1,237,672            126,021             2,150,303           214,114
Series SV Accumulation Units                         1,460,991            145,987             2,645,652           234,051
Series PL Accumulation Units                           405,752             87,443                 5,019             1,169
Series JM Accumulation Units                         1,495,497            328,971                17,353             3,935
Series RI Accumulation Units                           194,726             40,083                    41                 9
Series LS Accumulation Units                            33,343              6,680                    22                 4
Series PI Accumulation Units                           224,389             48,190                 1,859               433

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                          1,420,799            145,945             1,256,090           131,964
Series G Accumulation Units                         24,893,051          1,269,434            13,754,709           716,924
Series FA Accumulation Units                        15,231,040          1,537,153             8,883,694           908,991
Series FG Accumulation Units                        44,810,181          2,428,404             6,190,304           350,679
Series FI Accumulation Units                        38,904,517          2,388,357             6,205,567           388,278
Series FO Accumulation Units                           222,856             20,488                65,244             6,017
Series FM Accumulation Units                         4,123,876            639,638             4,687,244           735,604
Series AS Accumulation Units                        14,770,287          1,326,798             1,959,013           188,085
Series SI Accumulation Units                         7,231,046            640,122               631,283            59,097
Series FC Accumulation Units                        33,604,343          2,374,922             6,163,844           455,353

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                      ADDITIONS TO CAPITAL                    DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------      ----------------  ----------------
SF 135R2V;  SF 234; SF 224FL;
-----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                            302,763             14,243             2,612,811           123,079
Series G Accumulation Units                          4,610,246             74,619            37,152,917           612,232
Series T Accumulation Units                          8,664,572            120,054            29,656,749           413,802
Series P Accumulation Units                            336,932             21,707               348,058            22,469
Series I Accumulation Units                          1,951,639            154,144             7,574,899           591,099
Series FA Accumulation Units                         2,009,139            207,529             8,512,796           847,314
Series FG Accumulation Units                        10,196,905            551,468            23,567,613         1,255,476
Series FI Accumulation Units                         7,003,888            435,362            18,923,195         1,148,163
Series FM Accumulation Units                         3,292,892            494,570             5,925,391           858,749
Series NP Accumulation Units                           320,146             58,277               501,104            91,652
Series NG Accumulation Units                           780,737            144,340               310,425            61,097
Series JW Accumulation Units                        12,151,086          1,165,127             3,834,621           381,825
Series FC Accumulation Units                         1,641,997            210,583               624,417            80,928

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                           676,041            112,237             2,096,574           333,683
Series SV Accumulation Units                           899,604             72,880             3,893,449           318,976
Series FM Accumulation Units                            91,913             13,938               305,305            47,047
Series FG Accumulation Units                           177,942              9,814             4,077,730           224,688
Series FO Accumulation Units                           102,372             10,858             1,719,464           178,173

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                            136,149             14,623               379,349            41,474
Series G Accumulation Units                          4,278,230            207,321             7,485,196           366,220
Series FA Accumulation Units                         3,683,067            375,366             5,260,851           538,763
Series FG Accumulation Units                         8,532,317            465,826             5,074,505           279,417
Series FI Accumulation Units                         4,866,134            296,033             1,632,503           100,364
Series FM Accumulation Units                            80,319             12,424               697,200           110,062
Series SU Accumulation Units                           103,055             15,856                14,933             2,447
Series AS Accumulation Units                         1,175,855             99,344               217,922            21,633
Series SI Accumulation Units                         1,069,771             93,208                93,301             8,512
Series FC Accumulation Units                         3,157,798            222,578               517,215            36,961

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                    ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                    $                  UNITS                 $                 UNITS
                                            -------------------   ----------------   -------------------  ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                         1,055,626            148,423                   684                99
Series AB Accumulation Units                         1,179,965            206,185                 4,195               734
Series AV Accumulation Units                         2,076,396            367,450                12,873             2,440
Series AI Accumulation Units                           974,007            152,353                 4,555               780
Series FDE Accumulation Units                          447,750             82,819                 1,474               260
Series FDH Accumulation Units                          270,966             56,216                 9,719             2,031
Series FDA Accumulation Units                          831,217            174,108                20,066             4,210
Series FDG Accumulation Units                          264,718             35,929                22,944             3,587
Series OB Accumulation Units                           302,957             59,191                 1,710               332
Series OG Accumulation Units                         2,043,492            389,120                31,010             5,881
Series OM Accumulation Units                         9,430,947          1,825,019             8,947,039         1,728,335
Series OS Accumulation Units                           178,438             34,363                 2,665               513
Series OSM Accumulation Units                          104,517             13,849                 3,167               471
Series MFSG Accumulation Units                         123,672             24,571                 3,584               698
Series MFSR Accumulation Units                         464,297             76,731                 1,567               247
Series MFSD Accumulation Units                         542,561             69,517                 5,073               712
Series VKEM Accumulation Units                       1,100,588            123,510                14,122             1,811
Series VKER Accumulation Units                         250,625             41,381                10,845             1,700
Series VKS Accumulation Units                          102,086             24,849                 1,473               340
Series FG Accumulation Units                            50,599              2,725
Series FI Accumulation Units                            24,827              1,521
Series SU Accumulation Units                             3,793                595
Series SV Accumulation Units                            16,912              1,690

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135 R2C Contracts
--------------------

Series B Accumulation Units                        3,879,029            399,289           1,585,715            163,843
Series G Accumulation Units                       12,441,049            618,218           5,406,268            268,650
Series FA Accumulation Units                       9,823,853          1,039,438           3,600,547            379,593
Series FG Accumulation Units                      13,473,848            894,265           5,232,744            343,925
Series FI Accumulation Units                      19,143,932          1,258,093           4,441,270            287,988
Series FO Accumulation Units                       1,480,737            161,515             751,710             82,596
Series FM Accumulation Units                      52,982,222          8,590,117          52,900,132          8,583,878
Series SU Accumulation Units                       1,788,192            295,180           2,284,710            375,547
Series AS Accumulation Units                       2,240,131            249,539           2,406,702            266,551
Series SI Accumulation Units                          22,407              2,512             231,912             24,944
Series FC Accumulation Units                       9,716,629            767,106           2,872,054            224,635
Series FE Accumulation Units                       8,675,466            855,982           3,284,229            325,767
Series SV Accumulation Units                       1,572,966            168,225           2,919,113            311,965

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                        2,923,431            300,938           1,549,441            159,625
Series G Accumulation Units                       33,841,436          1,673,965           9,794,270            489,339
Series FA Accumulation Units                      19,796,627          2,090,112           7,139,184            752,840
Series FG Accumulation Units                      40,757,122          2,682,362           9,263,010            610,476
Series FI Accumulation Units                      47,159,909          3,099,999           7,574,931            495,426
Series FO Accumulation Units                         153,249             16,488              28,125              3,087
Series FM Accumulation Units                      15,652,202          2,519,092           8,992,449          1,447,514
Series AS Accumulation Units                      10,228,968            985,125           4,657,435            378,287
Series SI Accumulation Units                       5,325,654            374,060           1,796,934             12,789
Series FC Accumulation Units                      39,446,379          2,742,289           7,218,447            209,333

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135R2V; SF 234; SF 224FL;
----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                        1,390,582             66,162           2,065,942             97,959
Series G Accumulation Units                       18,197,048            287,571          20,791,421            331,437
Series T Accumulation Units                       15,196,288            249,527          16,106,643            263,678
Series P Accumulation Units                          639,600             42,834             373,411             24,908
Series I Accumulation Units                        4,012,394            378,745           4,080,178            385,497
Series FA Accumulation Units                       6,477,222            701,781           4,572,921            495,786
Series FG Accumulation Units                      21,806,968          1,489,062           7,898,788            535,205
Series FI Accumulation Units                      20,545,287          1,373,367           9,748,715            645,282
Series FM Accumulation Units                       5,221,313            824,773           4,118,032            651,395
Series NP Accumulation Units                         527,401             96,062             326,549             59,882
Series NG Accumulation Units                         327,116             72,595             371,918             84,365
Series JW Accumulation Units                       2,357,041            317,601             417,807             57,275
Series FC Accumulation Units                       1,489,583            215,929             251,554             36,043

SF 135R2S Contracts
-------------------

Series FG Accumulation Units                         388,358             26,032           3,705,733            250,339
Series FO Accumulation Units                         619,049             82,227             809,316            102,123
Series FM Accumulation Units                         233,264             37,074             303,533             48,350
Series SU Accumulation Units                       1,520,684            250,248           1,786,012            293,616
Series SV Accumulation Units                         486,520             41,774           3,296,787            281,549

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                          252,701             27,069             393,436             41,952
Series G Accumulation Units                        5,929,107            278,576           7,450,853            349,422
Series FA Accumulation Units                       4,969,669            532,470           5,044,076            537,353
Series FG Accumulation Units                       9,949,143            660,122           5,105,474            333,783
Series FI Accumulation Units                       7,365,528            482,527           3,350,516            216,338
Series FM Accumulation Units                       3,479,589            558,639           2,700,408            433,379
Series SU Accumulation Units                          61,844              9,991               7,946              1,311
Series AS Accumulation Units                         383,568             41,717              49,567              5,213
Series SI Accumulation Units                         394,838             38,591              71,785              7,556
Series FC Accumulation Units                       3,118,505            246,490             352,632             28,519

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                          19,886              3,366
Series AB Accumulation Units                         102,132             19,732
Series AV Accumulation Units                         254,072             46,870              46,619              8,406
Series AI Accumulation Units                          36,471              5,839               7,182              1,012
Series FDE Accumulation Units                         31,361              6,209
Series FDH Accumulation Units                         99,972             20,053              25,170              5,052
Series FDA Accumulation Units                         59,243             12,545                  13                  3
Series FDG Accumulation Units                        129,905             23,320                  16                  2
Series OB Accumulation Units                          11,029              2,197               3,007                601
Series OG Accumulation Units                         143,933             28,584               6,029              1,146
Series OM Accumulation Units                       1,511,091            299,928           1,147,097            227,369
Series OS Accumulation Units                          14,611              2,874               2,006                391
Series OSM Accumulation Units                         44,528              7,316               7,394              1,107
Series MFSG Accumulation Units                        10,041              2,040
Series MFSR Accumulation Units                        18,062              3,276               4,010                707
Series VKEM Accumulation Units                        20,637              2,836               7,330              1,015
Series VKER Accumulation Units                         4,009                687               2,005                344
Series VKS Accumulation Units                          3,009                670
Series FG Accumulation Units                          94,982              6,745
Series FI Accumulation Units                          76,881              4,706
Series SU Accumulation Units                          72,569             11,945
Series SV Accumulation Units                          70,678              7,541

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 2000:

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                           1,033,278         $ 10.26
Series G Accumulation Units                           2,919,929           21.86
Series FA Accumulation Units                          4,778,120            9.56
Series FG Accumulation Units                          4,482,222           16.12
Series FI Accumulation Units                          4,487,695           15.05
Series FO Accumulation Units                          1,080,859            9.43
Series FM Accumulation Units                          1,653,605            6.58
Series SU Accumulation Units                          2,073,711            6.66
Series AS Accumulation Units                          2,258,099            8.56
Series SI Accumulation Units                            111,129            9.80
Series FC Accumulation Units                          3,420,145           13.36
Series FE Accumulation Units                          3,523,619           10.81
Series SV Accumulation Units                          1,724,252            8.66
Series PL Accumulation Units                             86,274            3.54
Series JM Accumulation Units                            325,036            3.35
Series RI Accumulation Units                             40,074            4.59
Series LS Accumulation Units                              6,676            4.78
Series PI Accumulation Units                             47,757            4.45

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                              671,742          10.28
Series G Accumulation Units                            6,361,071          21.91
Series FA Accumulation Units                          10,471,037           9.58
Series FG Accumulation Units                          12,289,987          16.15
Series FI Accumulation Units                          10,754,745          15.07
Series FO Accumulation Units                              76,224           9.45
Series FM Accumulation Units                           2,125,892           6.62
Series AS Accumulation Units                           6,111,440           8.58
Series SI Accumulation Units                           1,857,179           9.81
Series FC Accumulation Units                          12,984,621          13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2V; SF 234; SF 224FL; SF 236FL;
--------------------------------------
SF 1700 Contracts
-----------------

Series B Accumulation Units                             189,805         $ 22.41
Series G Accumulation Units                           1,508,070           68.95
Series T Accumulation Units                           1,495,353           70.01
Series P Accumulation Units                              72,165           15.96
Series I Accumulation Units                           1,308,958           11.00
Series FA Accumulation Units                          2,263,581            9.41
Series FG Accumulation Units                          3,896,687           15.82
Series FI Accumulation Units                          2,713,616           14.95
Series FM Accumulation Units                            673,198            6.80
Series NP Accumulation Units                            275,633            5.59
Series NG Accumulation Units                            317,788            6.24
Series JW Accumulation Units                          1,304,672            8.69
Series FC Accumulation Units                            460,717            7.35

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                          2,825,776            6.69
Series SV Accumulation Units                          3,149,494           10.96
Series FM Accumulation Units                            182,492            6.73
Series FG Accumulation Units                          1,650,710           15.98
Series FO Accumulation Units                          1,270,028            8.14

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                             194,823            9.89
Series G Accumulation Units                           2,370,012           23.05
Series FA Accumulation Units                          4,584,439            9.47
Series FG Accumulation Units                          4,081,062           16.08
Series FI Accumulation Units                          1,864,452           15.13
Series FM Accumulation Units                            268,458            6.64
Series SU Accumulation Units                             35,062            6.68
Series AS Accumulation Units                            231,214            8.58
Series SI Accumulation Units                            188,401            9.81
Series FC Accumulation Units                            861,364           13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                       UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                            151,690          $ 5.93
Series AB Accumulation Units                            225,183            5.41
Series AV Accumulation Units                            403,474            4.90
Series AI Accumulation Units                            156,400            5.27
Series FDE Accumulation Units                            88,768            4.77
Series FDH Accumulation Units                            69,186            4.51
Series FDA Accumulation Units                           182,440            4.93
Series FDG Accumulation Units                            55,660            5.55
Series OB Accumulation Units                             60,455            5.24
Series OG Accumulation Units                            410,678            4.80
Series OM Accumulation Units                            169,243            5.30
Series OS Accumulation Units                             36,333            5.19
Series OSM Accumulation Units                            19,587            6.26
Series MFSG Accumulation Units                           25,912            5.04
Series MFSR Accumulation Units                           79,052            5.45
Series MFSD Accumulation Units                           68,805            7.14
Series VKEM Accumulation Units                          123,520            7.14
Series VKER Accumulation Units                           40,024            4.99
Series VKS Accumulation Units                            25,179            4.75
Series FG Accumulation Units                              9,470           16.12
Series FI Accumulation Units                              6,227           15.05
Series SU Accumulation Units                             12,540            6.66
Series SV Accumulation Units                              9,231            8.66

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 6 - SUBSEQUENT EVENTS

During February 2001, the Trust reorganized and merged its four funds into the Met Investors Series Trust. Consequently, Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series are being merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Fund, Lord Abbett Growth and Income Fund, BlackRock Equity Portfolio, and BlackRock U.S. Government Income Portfolio.

In January 2001, SFG announced that it would cease operations in its current Los Angeles location effective on or about June 30, 2001. Following that date, all services previously provided to Security Life by SFG will be provided at a different location or through MetLife or its subsidiaries.

In February 2001, the name of the Separate Account was changed to MetLife Investors USA Separate Account A.

                                   * * * * * *



SECURITY FIRST LIFE
INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY
OF METROPOLITAN LIFE INSURANCE
COMPANY)

Financial Statements as of and for the Years Ended
December 31, 2000 and 1999 and Independent
Auditors' Report

INDEPENDENT AUDITORS' REPORT

Board of Directors
  Security First Life Insurance Company:

We have audited the accompanying balance sheets of Security First Life Insurance Company (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Los Angeles, California
February 5, 2001

SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


ASSETS                                                 2000              1999

INVESTMENTS:
  Fixed maturities                                   $1,781,383      $1,838,339
  Mortgage loans                                        423,711         352,760
  Policy loans                                           37,908          32,280
  Short-term investments                                 57,927          66,380
  Other investments                                       1,954           1,452
                                                     -----------     -----------

           Total investments                          2,302,883       2,291,211
                                                     -----------     -----------

CASH AND CASH EQUIVALENTS                                   834           2,557

ACCRUED INVESTMENT INCOME                                27,381          33,423

DEFERRED POLICY ACQUISITION COSTS                       164,905         182,734

OTHER ASSETS:
  Assets held in separate accounts                    1,976,874       2,049,335
  Property under capital lease                            7,780           8,360
  Other                                                   9,817           4,297
                                                     -----------     -----------

           Total other assets                         1,994,471       2,061,992
                                                     -----------     -----------

TOTAL ASSETS                                         $4,490,474      $4,571,917
                                                     ===========     ===========

See accompanying notes to financial statements.


----------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                            2000            1999

LIABILITIES:
  Policyholder liabilities                                   $ 2,194,205    $ 2,247,045
  Liabilities related to separate accounts                     1,976,874      2,049,335
  Obligation under capital lease                                  14,377         14,777
  Notes payable to parent                                         35,000         35,000
  Federal income taxes                                            29,014         21,280
  Other                                                            8,992          5,075
                                                             ------------   ------------

           Total liabilities                                   4,258,462      4,372,512
                                                             ------------   ------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value; authorized, issued and
    outstanding - 200,000 shares                                     200            200
  Common stock, $200 par value; authorized - 15,000 shares
    issued and outstanding - 11,000 shares                         2,300          2,300
  Additional paid-in capital                                      48,047         48,047
  Retained earnings                                              182,206        161,266
  Accumulated other comprehensive loss                              (741)       (12,408)
                                                             ------------   ------------

Total stockholder's equity                                       232,012        199,405
                                                             ------------   ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 4,490,474    $ 4,571,917
                                                             ============   ============

See accompanying notes to fiancial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             2000        1999

REVENUES:
  Net investment income                                   $ 168,789   $ 166,907
  Annuity product income                                     39,354      30,282
  Net realized investment gains (losses)                     (7,871)      2,875
                                                          ----------  ----------

           Total revenues                                   200,272     200,064
                                                          ----------  ----------

BENEFITS AND EXPENSES:
  Interest credited to policyholders                        107,576     109,568
  Benefits in excess of policyholder liabilities             10,554       5,451
  Amortization of deferred policy acquisition costs          21,573      23,948
  Operating expenses                                         32,853      30,169
                                                          ----------  ----------

           Total benefits and expenses                      172,556     169,136
                                                          ----------  ----------

INCOME BEFORE INCOME TAX EXPENSE                             27,716      30,928
                                                          ----------  ----------

INCOME TAX EXPENSE:
  Current                                                     1,682       5,706
  Deferred                                                    5,094       3,261
                                                          ----------  ----------

           Total income tax expenses                          6,776       8,967
                                                          ----------  ----------

NET INCOME                                                $  20,940   $  21,961
                                                          ==========  ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                        ACCUMULATED
                                                                ADDITIONAL                                 OTHER          TOTAL
                                       PREFERRED     COMMON      PAID-IN    COMPREHENSIVE    RETAINED   COMPREHENSIVE  STOCKHOLDER'S
                                         STOCK       STOCK       CAPITAL    INCOME (LOSS)    EARNINGS   INCOME (LOSS)     EQUITY
BALANCE AT JANUARY 1, 1999            $     200    $   2,200    $  48,147                   $ 149,305     $  27,930     $ 227,782

Recapitalization                                         100         (100)
Dividend to parent                                                                            (10,000)                    (10,000)
Comprehensive income (loss):
  Net income                                                                  $  21,961        21,961                      21,961
  Other comprehensive loss:
    Unrealized investment losses,
      net of related adjustments
      and income taxes                                                          (40,338)                    (40,338)      (40,338)
                                                                             ----------

        Total comprehensive loss                                              $ (18,377)
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 1999                200        2,300       48,047                     161,266       (12,408)      199,405

Comprehensive income:
  Net income                                                                  $  20,940        20,940                      20,940
  Other comprehensive income:
    Unrealized investment gains,
      net of related adjustments
      and income taxes                                                           11,667                      11,667        11,667
                                                                              ----------

        Total comprehensive income                                            $  32,607
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 2000          $     200    $   2,300    $  48,047                   $ 182,206     $    (741)    $ 232,012
                                      ==========   ==========   ==========                  ==========    ==========    ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000 AND 1999 (Dollars in Thousands)
-------------------------------------------------------------------------------------------------

                                                                             2000         1999

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                              $  20,940    $  21,961
  Adjustments to reconcile net income to net cash provided by operating activities:
    Net realized investment (gains) losses                                    7,871       (2,875)
    Depreciation and amortization                                                             73
    Accretion of discount on investments, net                                (2,122)      (1,402)
    Changes in operating assets and liabilities:
      Accrued investment income                                               6,042        3,063
      Deferred policy acquisition costs                                      (4,465)     (12,664)
      Other assets                                                           (4,681)      (2,800)
      Other liabilities                                                       5,256        1,431
                                                                          ----------   ----------

           Net cash provided by operating activities                         28,841        6,787
                                                                          ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturity securities:
    Purchases                                                              (550,405)    (428,007)
    Sales                                                                   642,074      559,455
  Issuances of mortgage loans                                              (102,024)    (194,759)
  Repayments of mortgage loans                                               31,073        7,166
  Issuance of policy loans, net                                              (5,628)      (3,565)
  Net sale (purchase) of:
    Short-term investments                                                    8,453      (15,860)
    Other investments                                                          (867)         (84)
                                                                          ----------   ----------

           Net cash provided by (used in) investing activities               22,676      (75,654)
                                                                          ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Receipts credited to policyholder accounts                                706,625      764,303
  Amounts returned to policyholders                                        (759,465)    (719,456)
  Reduction of capital lease obligation                                        (400)        (354)
  Dividend paid to parent                                                                (10,000)
                                                                          ----------   ----------

           Net cash provided by (used in) financing activities              (53,240)      34,493
                                                                          ----------   ----------

DECREASE IN CASH AND CASH EQUIVALENTS                                        (1,723)     (34,374)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                  2,557       36,931
                                                                          ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                    $     834    $   2,557
                                                                          ==========   ==========

See accompanying notes to financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION - Security First Life Insurance Company (the "Company") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Effective February 2001, the Company changed its name to MetLife Investors USA Insurance Company and SFG changed its name to MetLife Investors Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis).

      INVESTMENTS - Investments are reported on the following bases:

         FIXED MATURITIES - At fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

         For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

         The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

         MORTGAGE LOANS - At amortized cost, net of valuation allowances, if any, which approximates fair value.

         POLICY LOANS - At unpaid balances, which approximate fair value.

         SHORT-TERM INVESTMENTS - At cost, which approximates fair value.

         OTHER INVESTMENTS - At fair value.

      Realized gains and losses on disposal of investments are determined on a specific identification basis.

      CASH AND CASH EQUIVALENTS - Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

      DEFERRED POLICY ACQUISITION COSTS - Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

      POLICYHOLDER LIABILITIES - Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated at $2,133,958,000 and $2,188,033,000 as of December 31, 2000 and 1999, respectively, assuming all policyholders surrender their policies.

      NOTES PAYABLE - Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

      INCOME TAXES - Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities, and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

      SEPARATE ACCOUNTS - The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

      ANNUITY REVENUES AND BENEFITS - Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges, and administration fees. Benefits in excess of policyholder liabilities consist of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

      ESTIMATES - Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

      NEW ACCOUNTING STANDARDS - Statement of Financial Accounting Standards ("SFAS") SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," is effective for all fiscal years beginning after June 15, 2000. SFAS No. 133, as amended and interpreted, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated in a cash-flow hedge, changes in the fair value of the derivative will be recorded in other comprehensive income ("OCI") and will be recognized in the income statement when the hedged item affects earnings. SFAS No. 133 defines new requirements for designation and documentation of hedging relationships as well as ongoing effectiveness assessments in order to use hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

      The Company expects that at January 1, 2001, it will record $27,446, net of taxes of $14,779, in OCI as a cumulative transition adjustment for derivatives designated in cash flow-type hedges prior to adopting SFAS No. 133.

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, "Accounting for Insurance and Other Enterprises for Insurance Related Assessments." SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company adopted SOP 97-3 effective January 1, 1999. Adoption of SOP 97-3 did not have a material effect on the Company's financial statements.

2.    STATUTORY CAPITAL AND RESTRICTIONS

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The statutory-basis capital and surplus were $142,423,000 and $129,796,000 at December 31, 2000 and 1999, respectively. Statutory-basis net income was $10,537,000 and $17,066,000, respectively, for the years then ended.

      The Company is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 2000, the maximum amount of dividends the Company could pay SFG without prior approval from state insurance regulatory authorities is $19,914,000.

      In December 1999, the Company transferred $100,000 of paid-in capital to common stock to comply with state insurance department requirements. As a result of this transfer, the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

      In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Delaware Insurance Department (the "Department") requires the adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

3.    INVESTMENTS

      Unrealized investment losses reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Unrealized investment losses                      $ (2,768)   $(43,010)
         Less:
          Adjustment for deferred policy acquisition costs   (1,627)    (23,921)
          Deferred income taxes                                (400)     (6,681)
                                                           ---------   ---------

         Net unrealized investment losses                  $   (741)   $(12,408)
                                                           =========   =========

      Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Fixed maturities:
           Gross gains                                     $ 16,816    $  8,885
           Gross losses                                     (24,872)     (6,018)
                                                           ---------   ---------

                                                             (8,056)      2,867

         Mortgage loans -
           Gross gains                                          185

         Other investments -
           Gross gains                                                        8
                                                           ---------   ---------

         Net realized investment gains (losses)            $ (7,871)   $  2,875
                                                           =========   =========

      Proceeds from sales of fixed maturities are $642,074,000 and $559,455,000 in 2000 and 1999, respectively.

      The amortized cost and fair value of fixed maturities as of December 31, 2000 and 1999 are summarized as follows (in thousands):

                                                             GROSS           GROSS
                                              AMORTIZED    UNREALIZED     UNREALIZED        FAIR
         December 31, 2000                      COST         GAINS          LOSSES          VALUE

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    22,065   $     1,297    $      (102)   $    23,260
         Debt securities issued by foreign
           governments                            25,781         1,559           (989)        26,351
         Corporate securities                  1,276,554        18,322        (28,255)     1,266,621
         Mortgage-backed securities              459,740         6,595         (1,184)       465,151
                                             ------------  ------------   ------------   ------------

                                             $ 1,784,140   $    27,773    $   (30,530)   $ 1,781,383
                                             ============  ============   ============   ============

         DECEMBER 31, 1999

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    23,646   $       622    $      (613)   $    23,655
         Debt securities issued by foreign
           governments                            31,525         2,748           (177)        34,096
         Corporate securities                  1,435,111        11,363        (56,600)     1,389,874
         Mortgage-backed securities              391,392         6,878         (7,556)       390,714
                                             ------------  ------------   ------------   ------------

                                             $ 1,881,674   $    21,611    $   (64,946)   $ 1,838,339
                                             ============  ============   ============   ============

      The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 2000, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                      AMORTIZED         FAIR
                                                        COST            VALUE
                                                           (IN THOUSANDS)

         Due in one year or less                    $   39,055       $   39,307
         Due after one year through five years         337,882          340,142
         Due after five years through ten years        530,376          520,299
         Due after ten years                           417,087          416,484
         Mortgage-backed securities                    459,740          465,151
                                                    -----------      -----------

                                                    $1,784,140       $1,781,383
                                                    ===========      ===========

      Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 2000, the Company had no significant concentration of credit risk.

      The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities, which is the Company's estimate of fair value, was $293,837,000 and $275,600,000 at December 31, 2000 and
      1999, respectively. In order to determine the carrying value of private placement securities, the Company uses market values of public securities of similar credit quality, yields, coupon rate, maturity, type of issue, and other market data.

      Mortgage loans are collateralized by properties located throughout the United States. At December 31, 2000, approximately 10 percent and 22 percent of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 2000, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31 are summarized as follows (in thousands):

                                      2000                      1999

         Commercial         $374,552        88 %       $306,264        87 %
         Agricultural         49,159        12 %         46,496        13 %
                            ---------      -----       ---------      -----

                            $423,711       100 %       $352,760       100 %
                            =========      =====       =========      =====

      The carrying amount of policy loans and mortgage loans approximates fair value because the interest rates on these loans approximate market rates.

      The Company's short-term balances are invested in the Metropolitan Money Market Pool (the "Pool"), which is managed by MetLife for the benefit of its subsidiaries. The Pool invests solely in instruments having a maturity of one year or less. At December 31, 2000 and 1999, the interest rates on the Pool were 6.56 percent and 5.80 percent, respectively.

      The Company has entered into two interest-rate cap agreements with large counterparties for the purpose of minimizing exposure to fluctuations in interest rates in its policyholder liabilities. An interest-rate cap is a contract whereby one party agrees to pay a premium at the inception of the contract in exchange for the assumption of risk that the market interest rate will exceed the cap rate.

      Under the first interest-rate cap agreement, which expires February 9, 2001, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year Constant Maturity Treasury Rate exceeds the interest-rate cap of 7.90 percent applied to the notional amount of $250,000,000. The 5-year Constant Maturity Treasury Rate was 4.99 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $225.

      Under the second interest-rate cap agreement which expires December 14, 2003, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year International Swaps and Derivative Association Swap Rate exceeds the interest-rate cap of 9.85 percent applied to the notional amount of $120,000,000. The 5-year International Swaps and Derivative Association Swap Rate was 5.98 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $42,000.

      Any income or expense from the interest-rate caps is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract. The Company is exposed to a potential loss in the event of non-performance by one of the counterparties, although such non-performance is not anticipated.

      The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

      At December 31, 2000, investment securities having an amortized cost of $5,535,000 were on deposit with various states in accordance with state insurance department requirements.

      Investment income by major category of investment is summarized as follows (in thousands):

                                                      2000               1999

         Fixed maturities                          $ 139,283          $ 148,693
         Mortgage loans                               29,301             19,332
         Policy loans                                  1,535              1,806
         Short-term investments                        2,648              2,413
         Other investments                             1,030                303
                                                   ----------         ----------

                                                     173,797            172,547
         Investment expenses                          (5,008)            (5,640)
                                                   ----------         ----------

         Net investment income                     $ 168,789          $ 166,907
                                                   ==========         ==========

      The Company has no significant amounts of non-income producing investments.

4.    NOTES PAYABLE

      Notes payable consist of the following as of December 31, 2000 and 1999 (in thousands):

                                                                   2000         1999

         Surplus note due to SFG, 5% annual interest payable
           monthly, principal payable upon regulatory approval    $25,000     $25,000

         Surplus note due to SFG, interest based on LIBOR plus
           .75%, interest payable monthly, principal payable
           upon regulatory approval (6.56% at December 31, 2000)   10,000      10,000
                                                                  --------    --------

                                                                  $35,000     $35,000
                                                                  ========    ========

      There are no principal payments due on the notes payable during the next five years.

      Interest paid by the Company totaled $1,970,000 in 2000 and $1,063,000 in 1999.

5.    INCOME TAXES

      The liability for federal income taxes includes deferred taxes of $30,261,000 and $18,771,000 at December 31, 2000 and 1999, respectively.
      Significant components of these deferred taxes are as follows (in thousands):


                                                           2000          1999

         Deferred tax liabilities:
           Deferred policy acquisition costs             $54,979        $53,995
           Fixed maturities                                1,200
           Other assets                                    2,930          3,167
                                                         --------       --------
           Total deferred tax liabilities                 59,109         57,162
                                                         --------       --------

         Deferred tax assets:
           Policyholder liabilities                        7,586         11,557
           Liabilities for separate accounts              15,933         17,259
           Fixed maturities                                    -          4,111
           Other liabilities                               5,032          5,172
           Other, net                                        297            292
                                                         --------       --------

           Total deferred tax assets                      28,848         38,391
                                                         --------       --------

         Net deferred tax liabilities                    $30,261        $18,771
                                                         ========       ========


      Income taxes paid by the Company were $5,437,000 in 2000 and $5,225,000 in 1999.

      The following is a reconciliation of the federal income tax at the statutory rate of 35 percent with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                            2000          1999

         Federal income tax at 35%                       $ 9,701        $10,825
         Dividends received deduction                     (4,123)        (1,444)
         Other                                             1,198           (414)
                                                         --------       --------

         Provision for income tax expense                $ 6,776        $ 8,967
                                                         ========       ========

6.    CAPITAL LEASE

      Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

      The property under capital lease is net of accumulated amortization of $9,641,000 in 2000 and $9,061,000 in 1999. Lease amortization expense was $580,000 in 2000 and 1999.

      The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,709,000 and $1,694,000 for the years ended December 31, 2000 and 1999, respectively. Future payments under the lease are as follows (in thousands):

         2001                                                        $  2,166
         2002                                                           2,166
         2003                                                           2,166
         2004                                                           2,166
         2005                                                           2,166
         Thereafter                                                    18,221
                                                                     ---------

         Total minimum rental payments                                 29,051
         Amount representing interest                                 (14,674)
                                                                     ---------

         Present value of minimum rental payments                    $ 14,377
                                                                     =========


7.    RELATED PARTY TRANSACTIONS

      The Company has marketing and administrative agreements with SFG under which SFG provides most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487,000 and $58,595,000 for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

      The Company has management agreements with SFG under which the latter provides certain personnel, administrative services, and office space. Amounts incurred under these agreements were $3,823,000 in 2000 and 1999.

      The Company has marketing and administrative agreements with MetLife under which the latter provides certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802,000 in 2000 and $7,405,000 in 1999.

      The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,466,000 and $5,681,000 were paid in 2000 and 1999, respectively, pursuant to these agreements.

      In June 1999, the Company paid a dividend of $10,000,000 to its parent.

8.    OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                           ---------------------
                                                                              2000       1999

         Holding gains (losses) on investments arisingduring the year      $ 10,078    $(59,183)
         Income tax effect on holding losses (gains)                         (3,527)     20,714
         Reclassification adjustments:
           Realized losses (gains) on investments included in net income      7,871      (2,875)
           Income tax effect of realized gains (losses)                      (2,755)      1,006
                                                                           ---------   ---------

         Net unrealized investment gains (losses)                          $ 11,667    $(40,338)
                                                                           =========   =========


9.    SUBSEQUENT EVENTS

      In January 2001, SFG announced that it would cease operations in its current Los Angeles location, effective on or about June 30, 2001. Following that date, all services previously provided to the Company by SFG will be provided at a different location or through MetLife or its subsidiaries.

                                   * * * * * *
                                     - 16 -



Part C                    OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) MetLife Investors USA Separate Account A

                      Part A - Condensed Financial Information
                               Part B - Statement of Assets and Liabilities,
                                        Statement of Operations, Statement of
                                        Changes in Net Assets, Statement of
                                        Investments

               (2) MetLife Investors USA Insurance Company

                      Part B - Depositor's financial statements with notes


          (b) Exhibits

                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

ORGANIZATIONAL STRUCTURE OF Metropolitan Life Insurance Company AND SUBSIDIARIES
                             AS OF December 31, 2000

Metropolitan Life Insurance Company ("Metropolitan") is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31, 2000. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (DE)

     1.   Metropolitan Property and Casualty Insurance Company (RI)

          a.   Metropolitan Group Property and Casualty Insurance Company (RI)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (United
                    Kingdom)

          b.   Metropolitan Casualty Insurance Company (RI)

          c.   Metropolitan General Insurance Company (RI)

          d.   Metropolitan Direct Property and Casualty Insurance Company (GA)

          e.   MetLife Auto & Home Insurance Agency, Inc. (RI)

          f.   Metropolitan Lloyds, Inc. (TX)

          g.   Met P&C Managing General Agency, Inc. (TX)

          h.   Economy Fire & Casualty Company (RI)

               i.   Economy Preferred Insurance Company (RI)

               ii.  Economy Premier Assurance Company (RI)

          i. American Horizon Holdings Inc. (DE) 29.41% of the shares of American Horizon Holdings Inc. are held by Metropolitan Property and Casualty Insurance Company and 29.41% are held by Conning & Company.

                         i  American Horizon Services, Inc. (DE)

                         ii American Horizon Property & Casualty Insurance
                                  Company. (IL)

                              (1.) Texas American Horizon Insurance Services
                                   Agency, Inc. (TX)

                         iii  American Horizon Insurance Company (AZ)

                               (1.) American Horizon General Agency, Inc. (FL)

                         iv   American Insurance Company of New York (NY)



     2.   Metropolitan Insurance and Annuity Company (DE)

          a.   MetLife Europe I, Inc. (DE)

          b.   MetLife Europe II, Inc. (DE)

          c.   MetLife Europe III, Inc. (DE)

          d.   MetLife Europe IV, Inc. (DE)

          e.   MetLife Europe V, Inc. (DE)

     3.   MetLife General Insurance Agency, Inc. (DE)

          a.   MetLife General Insurance Agency of Alabama, Inc. (AL)

          b.   MetLife General Insurance Agency of Kentucky, Inc. (KY)

          c.   MetLife General Insurance Agency of Mississippi, Inc. (MS)

          d.   MetLife General Insurance Agency of Texas, Inc. (TX)

          e.   MetLife General Insurance Agency of North Carolina, Inc. (NC)


          f.   MetLife General Insurance Agency of Massachusetts, Inc. (MA)

     4.   Metropolitan Asset Management Corporation (DE)

          a. MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          b. MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

               1.   MetLife Capital CFLI Holdings, LLC (DE)

                    a.   MetLife Capital CFLI Leasing, LLC (DE)

          c. MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Co. Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non voting common stock of MetLife Financial Acceptance Corporation.

          d. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          e. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

          f. MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

     5.   SSRM Holdings, Inc. (DE)

          a. State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc. (MA)

          b.   SSR Realty Advisors, Inc. (DE)

               i.   Metric Management Inc. (DE)

               ii.  Metric Property Management, Inc. (DE)

                    1. Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    2. Metric Colorado, Inc. (CO). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (CA)

               iv.  Metric Assignor, Inc. (CA)

               v.   SSR AV, Inc. (DE)

     6.   MetLife Holdings, Inc. (DE)

          a.   MetLife Funding, Inc. (DE)

          b.   MetLife Credit Corp. (DE)


     7.   Metropolitan Tower Realty Company, Inc. (DE)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

          b.   Security First Insurance Agency, Inc. (MA)

          c.   Security First Insurance Agency, Inc. (NV)

          d.   Security First Group of Ohio, Inc. (OH)

          e.   MetLife Distributors, Inc. (DE)

          f.   Met Investment Advisory Corp. (DE)

          g.   Security First Financial Agency, Inc. (TX)

     9.   MetLife (India) Private Ltd. (India)

    10.   Metlife CC Holding Company (DE)

          a. Conning Corporation (MO) 39.6% of the voting shares of Conning Corporation are held by MetLife CC Holding Company and 60.4% are held by Gen Am Holding Company.

               i.   Conning, Inc. (DE)

                    (1.) Conning & Company (CT)

                    (a)  Conning Asset Management Company (MO)



     11.  VirtualFinances.com, Inc. (DE)

B.   Metropolitan Tower Life Insurance Company (DE)

C.   MetLife Security Insurance Company of Louisiana (LA)

D.   MetLife Texas Holdings, Inc. (DE)

          1.   Texas Life Insurance Company (TX)

               a.   Texas Life Agency Services, Inc. (TX)

               b.   Texas Life Agency Services of Kansas, Inc. (KS)

E.   MetLife Securities, Inc. (DE)

F.   23rd Street Investments, Inc. (DE)

          1. Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

          2. Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

               a.   Coating Technologies International, Inc (DE).

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

          1.   Seguros Genesis, S.A. (Spain)

          2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

H.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

I.   Metropolitan Life Seguros de Vida S.A. (Argentina)

J.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

K.   MetLife Holdings Luxembourg S.A. (Luxembourg)

L.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

M.   MetLife International Holdings, Inc. (DE)

          1.   MetLife Insurance Company of the Philippines, Inc. (Philippines).
          2.   Natiloportem Holdings, Inc. (DE)
                    a. Servicios Adminstrativos Gen, S.A. de C.V. One share of Servicios Adminstrativos Gen, S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

N.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

O.   Metropolitan Marine Way Investments Limited (Canada)

P. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

Q. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20%.

R.   Metropolitan Life Seguros de Vida S.A. (Uruguay).

S.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)


T.   Hyatt Legal Plans, Inc. (DE)

          1.   Hyatt Legal Plans of Florida, Inc. (FL)

U. One Madison Merchandising L.L.C. (CT) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows:
     Metropolitan Life Insurance Company owns 99% and Metropolitan Tower Corp. owns 1%.

V.   Metropolitan Realty Management, Inc. (DE)

          1.   Edison Supply and Distribution, Inc. (DE)

          2.   Cross & Brown Company (NY)

               a.   CBNJ, Inc. (NJ)

W.   MetPark Funding, Inc. (DE)

X.   Transmountain Land & Livestock Company (MT)

Y.   MetLife Trust Company, National Association. (United States)


Z. Benefit Services Corporation (GA)

A.A. G.A. Holding Corporation (MA)

A.B. CRH., Co, Inc. (MA)

A.C. 334 Madison Euro Investments, Inc. (DE)

          1. Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited

               a. Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

A.D. L/C Development Corporation (CA)

A.E. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting
     Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

A.F. New England Portfolio Advisors, Inc. (MA)

A.G. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)


A.H. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan
     Life Insurance Company owns 34% of St. James Fleet Investments Two
          Limited.

A.I. MetLife New England Holdings, Inc. (DE)

          1.   Fulcrum Financial Advisors, Inc. (MA)

          2.   New England Life Insurance Company (MA)

               a.   New England Life Holdings, Inc. (DE)

                    i.   New England Securities Corporation (MA)

                         (1)  Hereford Insurance Agency, Inc. (MA)

                         (2)  Hereford Insurance Agency of Alabama, Inc. (AL)

                         (3)  Hereford Insurance Agency of Idaho, Inc. (ID)

                         (4)  Hereford Insurance Agency of Minnesota, Inc. (MN)

                         (5)  Hereford Insurance Agency of New Mexico, Inc. (NM)

                         (6)  Hereford Insurance Agency of Wyoming, Inc. (WY)

                         (7)  Hereford Insurance Agency of Hawaii, Inc. (HI)

                    ii. N.L. Holding Corp. (DEL) (NY)

                         (1)  Nathan & Lewis Securities, Inc. (NY)

                         (2)  Nathan & Lewis Associates, Inc. (NY)

                              (a)  Nathan and Lewis Insurance Agency of
                                   Massachusetts, Inc. (MA)

                              (b)  Nathan and Lewis Associates of Texas, Inc.
                                   (TX)

                         (3)  Nathan & Lewis Associates-Arizona, Inc. (AZ)

                         (4)  Nathan & Lewis of Nevada, Inc. (NV)

                    iii.  New England Investment Management Inc.

               b.  Omega Reinsurance Corporation (AZ)

               c.   New England Pension and Annuity Company (DE)

               d.   Newbury Insurance Company, Limited (Bermuda)

      3.   Nvest Corporation (MA)


A.J. GenAmerica Financial Corporation (MO)

               1.   General American Life Insurance Company (MO)

                    a.   Paragon Life Insurance Company (MO)

                    b.   Security Equity Life Insurance Company (NY)

                    c.   Cova Corporation (MO)

                         i.   Cova Financial Services Life Insurance Company
                              (MO)

                              (1)  Cova Financial Life Insurance Company (CA)

                              (2)  First Cova Life Insurance Company (NY)

                         ii.  Cova Life Management Company (DE)

                              (1)  Cova Investment Advisory Corporation (IL)

                              (2)  Cova Investment Allocation Corporation (IL)


                              (3)  Cova Life Sales Company (DE)

                              (4)  Cova Life Administration Services Company
                                   (IL)

                    d.   General Life Insurance Company (TX)

                         i.   General Life Insurance Company of America (IL)

                    e.   Equity Intermediary Company (MO)

                         i. Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.3% is held by Equity Intermediary Company.

                              (1)  Reinsurance Company of Missouri Incorporated
                                   (MO)

                                   a.   RGA Reinsurance Company (MO)

                                      i. Fairfield Management Group, Inc. (MO)

                                          (1) Reinsurance Partners, Inc. (MO)

                                          (2) Great Rivers Reinsurance
                                               Management, Inc. (MO)

                                          (3) RGA (U.K.) Underwriting Agency
                                               Limited (United Kingdom)

                              (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

                              (3)  RGA Americas Reinsurance Company, Ltd.
                                   (Barbados)

                              (4)  RGA Reinsurance Company (Barbados) Ltd.
                                   (Barbados)

                                   a. RGA Financial Group, L.L.C. (DE) 80% of
                                      RGA Financial Group, L.L.C. is owned by
                                      RGA Reinsurance Company (Barbados) Ltd.
                                      (Barbados)

                              (5)  RGA International Ltd. (Canada)

                                   a.  RGA Financial Products Limited (Canada)

                                   b.  RGA Canada Management Company, Ltd.
                                       Canada)

                                        i.  RGA Life Reinsurance Company of
                                             Canada (Canada)

                              (6)  Benefit Resource Life Insurance Company
                                   (Bermuda) Ltd. (Bermuda)

                              (7)  RGA Holdings Limited (United Kingdom)

                                   a.  RGA Managing Agency Limited (United
                                        Kingdom)

                                   b.  RGA Capital Limited (United Kingdom)

                                   c.  RGA Reinsurance (UK) Limited (United
                                       Kingdom)

                              (8) RGA South African Holdings (Pty) Ltd. (South Africa)

                                   a.  RGA Reinsurance Company of South Africa
                                        Limited (South Africa)

                              (9)  RGA Australian Holdings Pty Limited
                                   (Australia)

                                   a.  RGA Reinsurance Company of Australia
                                        Limited (Australia)

                              (10) General American Argentina Seguros de Vida,
                                   S.A. (Argentina)

                              (11) RGA Argentina, S.A. (Argentina)

                              (12) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (13) Malaysia Life Reinsurance Group Berhad.
                                   (Malaysia) Reinsurance Group of America,
                                   Incorporated owns 30% of Malaysia Life
                                   Reinsurance Group Berhad.


                    f.   GenAm Holding Company (DE)

                         i.   Krisman, Inc. (MO)

                         ii.  Genelco Asia Pacifica Limited (Hong Kong)

                         iii. Genelco de Mexico S.A. de C.V. (Mexico) 99% of the
                              shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                         iv.  White Oak Royalty Company (OK)

                         v.   GM Marketing Incorporated (MO)

                              (a)  Stan Mintz Associates, Inc. (WI)

                              (b) GenMark Insurance Agency of Massachusetts, Inc. (MA)

                              (c)  GenMark Insurance Agency of Ohio, Inc. (OH)

                              (d)  GenMark Insurance Agency of Texas, Inc. (TX)


                    g.   John S. McSwaney & Asscoiates, Inc. (ND)

2.   Collaborative Strategies, Inc. (MO)

3.   Missouri Reinsurance (Barbados) Inc. (Barbados)

4.   GenAmerica Capital I (DE)


5. GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

6.   Walnut Street Securities, Inc. (MO)

     a.   WSS Insurance Agency of Alabama, Inc. (AL)

     b.   WSS Insurance Agency of Massachusetts, Inc. (MA)

     c.   WSS Insurance Agency of Nevada, Inc. (NV)

     d.   WSS Insurance Agency of Ohio, Inc. (OH)

     e.   WSS Insurance Agency of Texas, Inc. (TX)

     f.   Walnut Street Advisers, Inc. (MO)

7.   General American Distributors, Inc. (MO)


A.K. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)


A.L. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia
     (Poland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

     In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

          1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan-owned facilities and airplanes. It is not engaged in any business.

          2) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

          3) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

          4) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

          5) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP.
     (DEL), an indirect wholly owned subsidiary of Metropolitan.

          6) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          7) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          8) New England Securities Corporation owns 100% of the non-voting preferred stock of Hereford Insurance Agency of Ohio, Inc., an insurance agency. 100% of the voting common stock of this company is held by an officer who has agreed to vote such shares at the direction of New England Securities Corporation, an indirect wholly owned subsidiary of Metropolitan.

          9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBISIDIARIES HAVE ALSO BEEN OMITTED.



Item 25.    Directors and Officers of the Depositor

The officers and directors of MetLife Investors USA Insurance Company are listed below. Their principal business address is 610 Newport Center Drive, Newport Beach, California 92660.


Name                                       Position and Offices with Depositor
----                                       -----------------------------------
Mary Ann Brown                             Chairman of the Board and Director
John K. Bruins                             Director
Daniel J. Cavanagh                         Director
Margaret C. Fechtmann                      Director
David Y. Rogers                            Director
Anthony J. Williamson                      Director
Joseph W. Jordan                           Director
Richard C. Pearson                         Director and President
Brian J. Finneran                          Senior Vice President
Jane F. Eagle                              Senior Vice President and Chief
                                            Financial Officer
Anthony J. Williamson                      Senior Vice President, Chief
                                            Investment Officer
George R. Bateman                          Vice President
Roberta G. Isaeff                          Vice President
Ronald Plafkin                             Vice President
William G. Spangler                        Vice President
James C. Turner                            Vice President, Assistant Secretary
Leo Brown                                  Assistant Vice President
Steven J. Brash                            Assistant Vice President
Cheryl J. Finney                           Associate General Counsel, Vice
                                            President, and Assistant Secretary
Patrizia DiMolfetta                        Controller
James Bossert                              Assistant Controller
George J. Olah                             Treasurer
Louis Ragusa                               Secretary

Richard G. Mandel                          Assistant Secretary
Eugene A. Capobianco                       Assistant Vice President
Joseph A. Zdeb                             Assistant Vice President
Harold B. Leff                             Assistant Vice President
Robert E. Dehais                           Assistant Vice President

Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of MetLife Investors USA Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 2001, there were 5,891 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

MetLife Investors Distribution Company is the principal underwriter for MetLife Investors USA Separate Account A.

The following are the directors and officers of MetLife Investors Distribution Company Their principal business address is 610 Newport Center Drive, Newport Beach, California 92660.


Name                            Position with Underwriter
----                            -------------------------
Richard C. Pearson              Director, Chairman, and President
Jane F. Eagle                   Director, Senior Vice President, Treasurer, and
                                  Chief Financial Officer
Brian J. Finneran               Senior Vice President
James C. Turner                 Vice President and Assistant Secretary
Cheryl J. Finney                Director, Vice President and Assistant Secretary
Gary A. Virnick                 Vice President and Supervisor of Compliance



Name of             Underwriting    Compensation on
Principal           Discount and    Redemption or     Brokerage
Underwriter         Commissions*    Annuitization     Commission    Compensation
-----------         ------------    -------------     ----------    ------------
MetLife Investors
Distribution Company    None            None              None          None


*Fee paid by MetLife Investors USA Insurance Company for serving as underwriter.



Item 30.    Location of Accounts and Records

MetLife Investors Distribution Company, underwriter for the registrant, is located at 610 Newport Center Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 610 Newport Center Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 610 Newport Center Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:


MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors USA.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 23rd day of April 2001.

                                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                           (Registrant)

                                    METLIFE INVESTORS USA INSURANCE COMPANY
                                           (Sponsor)


                                    By     /s/ Richard C. Pearson
                                           -----------------------------
                                           Richard C. Pearson, President

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Title                Date
---------                                  -----                ----


/s/ Richard C. Pearson           President, Chief Executive     April 23, 2001
----------------------           Officer, & Director
Richard C. Pearson


/s/ Jane F. Eagle                Senior Vice President &        April 23, 2001
----------------------
Jane F. Eagle                    Chief Financial Officer


Mary Ann Brown*                  Chairman of the Board &        April 23, 2001
----------------------           Director
Mary Ann Brown


John K. Bruins*                  Director                       April 23, 2001
----------------------
John K. Bruins


Daniel J. Cavanagh*              Director                       April 23, 2001
----------------------
Daniel J. Cavanagh


Margaret C. Fechtmann*           Director                       April 23, 2001
----------------------
Margaret C. Fechtmann

______________________           Director                       ________, 2001
Joseph W. Jordan


______________________           Director                       ________, 2001
David Y. Rogers

Anthony J. Williamson *          Director                       April 23, 2001
----------------------
Anthony J. Williamson


/s/ Richard C. Pearson
----------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)